UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-06603

Performance Funds Trust

(Exact name of registrant as specified in charter)

3435 Stelzer Road, Columbus, OH	43219
(Address of principal executive offices)	(Zip code)

Citi Fund Services 3435 Stelzer Road, Columbus, OH 43219

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-737-3676

Date of fiscal year end: May 31

Date of reporting period: November 30, 2011

Item 1. Reports to Stockholders.

Dear Shareholder:

Economic Review

The last six months for both equity markets as well as the global economy can be described as one of high volatility. Market observers had their eyes affixed to Europe as the current sovereign debt situation continued to play out. In their final policy meeting of the quarter, the Federal Reserve noted as much when they stated, “Financial markets were quite volatile over the period since the September FOMC meeting. Investor sentiment was strongly influenced by prospects for Europe, as market participants remained highly attuned to developments regarding possible steps to contain the fiscal and banking problems there.” Economic releases at home for the quarter on balance suggested a continuation of an environment of measured growth.

The overall employment picture did not materially improve for the period. Initial claims for unemployment insurance maintained its current level of around 400,000, ranging from 392,000 on the low end to 432,000 during the past six months. The overall unemployment rate fell, reaching its lowest level since March 2009 of 8.60% on November 30. Most analysts quickly point out that the measure understates actual unemployment as more and more discouraged workers have left the labor force and are not counted in the headline unemployment figure. The Federal Reserve did note that “the share of workers employed part-time for economic reasons were still high” and “most indicators of business’ hiring plans have showed no improvements.”

No appreciable pickup in the housing market occurred during the period, and the sector continues to act as a drag on broader economic growth. The large inventory of foreclosed homes coupled with uncertainty regarding the future direction of home prices caused housing sales to be very weak in spite of record low mortgage rates. The other factor contributing to the housing weakness was the continued tightening of underwriting standards for new mortgage loans, making it harder for individuals to qualify for mortgage financing.

On November 30, the Federal Reserve along with the Bank of Canada, the Bank of England, the Bank of Japan, the European Central Bank, and the Swiss National Bank announced a coordinated move to provide additional liquidity to credit markets in an effort to keep credit flowing to consumers and businesses around the world. According to the accompanying statement released by the Federal Reserve, the move lowered “the pricing on the existing temporary U.S. dollar liquidity swap arrangements by 50 basis points.” In essence, the move made it cheaper for foreign central banks to borrow in U.S. dollar terms. The Fed noted that the “purpose of these actions is to ease strains in financial markets and thereby mitigate the effects of such strains on the supply of credit.”

Lastly, looking forward, consensus expectations are muted for future growth and all indicators are pointing to a continuation of moderate economic output. The caveat for the slow growth scenario is how the European sovereign debt situation plays out and how strongly any spillover effects are felt here in the U.S.

Sincerely,

Douglas H. Ralston, CFA
President
Trustmark Investment Advisors, Inc.

Trustmark Investment Advisors, Inc., a wholly-owned subsidiary of Trustmark National Bank, provides investment advisory and other services to the Funds and receives a fee for those services. This material is authorized for distribution only when preceded or accompanied by a prospectus. The Performance Funds are distributed through BHIL Distributors, Inc., Member FINRA.

Mutual funds are NOT INSURED BY THE FDIC. There is no bank guarantee. Mutual funds may lose value.

The views expressed in this Shareholder Letter reflect those of the President of the Advisor through the period ended November 30, 2011. The President’s views are subject to change based on the market and other conditions.

Performance Funds Trust

Semi-Annual Report — November 30, 2011

Performance Funds Trust

PORTFOLIO REVIEW

Performance Money Market Fund

For the six-month period ended November 2011, the Performance Money Market Fund (the “Fund”) had a seven-day yield of 0.03%1 (Institutional Class Shares). As shareholders of the Fund, I know it must be sounding like a broken record but as time has moved forward not much has changed. The Federal Reserve continues to keep interest rates low in an effort to stimulate economic growth. While there has been some improvement in the economic situation as measured by Gross Domestic Product, there still has not been any significant improvement in the employment situation. Chairman Ben Bernanke and the policymakers at the Federal Reserve have even come out and said it may be the middle of 2013 before conditions improve enough to warrant any upward move in the Fed Funds rate. Bond market participants are even more skeptical as the futures market for Fed Funds is not pricing in an upward move in rates until the first quarter of 2014. Unfortunately this means only more of the same for money market funds going forward. We will not see any meaningful returns in money markets until rates begin to move higher so the investments available for purchase will begin to provide higher rates to purchase. The Fund will continue to seek out the best available investments in an effort to provide market returns.

The Fund invests primarily in high-quality, short-term instruments such as U.S. Treasury obligations, U.S. Government Agency issues, bankers’ acceptances, commercial paper, and repurchase agreements. The Fund holdings are considered first tier as a result of the high quality of the Fund’s holdings per the respective ratings from Standard and Poor’s (A-1 or A-1+), Moody’s (P-1), Fitch (F1+ or F1) and DBRS (R-1)2. Securities held in the Fund may not be rated by all four agencies but will be rated by at least two rating agencies. An investment in the Fund is neither insured nor guaranteed by the U.S. Government. The Fund’s objective is to maintain a stable NAV of $1.00 per share. This has been accomplished since the Fund’s inception, but there can be no guarantee that it will be in the future.

Signed,

Kelly J. Collins
Vice President
Trustmark Investment Advisors, Inc.

Past Performance does not guarantee future results.

An investment in the Fund is not insured or guaranteed by the FDIC or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

[1]	The seven-day yield reflects a reduction in the Fund’s fees. Without the reduction of those fees, the yield would have been (0.47%).
[2]	The Fund rating is historical and is based upon the Fund’s credit quality, market price exposure and management. It signifies that the Fund’s safety is excellent and that it has superior capacity to maintain a $1.00 net asset value per share. Fund ratings represent an opinion only, not a recommendation to buy or sell. Ratings are as of the date indicated and subject to change. For additional information on these rating agencies please reference moodys.com, standardandpoors.com or dbrs.com.

The views expressed in this report reflect those of the portfolio manager for the period ended November 30, 2011. The manager’s views are subject to change at any time based on the market and other conditions.

Performance Funds Trust

PORTFOLIO REVIEW

Performance U.S. Treasury Money Market Fund

The Performance U.S. Treasury Money Market Fund ended the first six months of the fiscal year with a seven-day yield of 0.00%1. Interest rates in the short end of the Treasury curve are abysmal to say the least. Many Treasury bills with maturities of three months or less are yielding either zero or less than zero percent. I know it may seem odd for any investor to buy a security that is going to cost more to purchase than they will receive at maturity but it is happening. A combination of events has led the market to this unprecedented period in time. Fear that the banking system in Europe is on the verge of collapse, new 2a-7 rules that limit the average maturity of the Fund, and finally, lack of supply being met with huge demand are all contributing to historically low interest rates in the Treasury market. If one of these issues affecting short term rates could be resolved, we could see rates move higher over time. The problem is that Europe is a mess and will continue to cause money to move into the safety of U.S. Treasuries for the foreseeable future. Even though Standard & Poor’s lowered their rating on United States debt from AAA to AA+, it is still the asset of choice for the rest of the world when times are uncertain. This is one of those times and it has substantially affected the return we can currently offer using U.S. Treasury securities.

Signed,

Kelly J. Collins
Vice President
Trustmark Investment Advisors, Inc.

Past Performance does not guarantee future results.

An investment in the Fund is not insured or guaranteed by the FDIC or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. U.S. Government guarantees apply only to the underlying securities of the Fund’s portfolio and not to Fund shares.

[1]	The seven-day yield reflects a reduction in the Fund’s fees. Without the reduction of those fees, the yield would have been (0.50%).

The views expressed in this report reflect those of the portfolio manager for the period ended November 30, 2011. The manager’s views are subject to change at any time based on the market and other conditions.

Performance Funds Trust

PORTFOLIO REVIEW

Performance Short Term Government Fund

Interest rates on the short end of the yield curve continued to move lower during the first six months of the fiscal year. Two-year Treasury notes began the period with a yield of 0.47% and ended the period with a yield of 0.25%. Five-year Treasury notes began the period with a yield of 1.70% and ended the period with a yield of 0.95%. This move lower in rates has caused the seven-day yield on the Performance Short Term Government Fund (the “Fund”) to drop also as bonds matured during the time period and the proceeds were reinvested at current rates. The seven-day yield of the Fund began the period at a rate of 0.97% (Institutional Class Shares)and ended the period with a rate of 0.57%. Demand for shorter maturity securities remains strong as uncertainty in Europe continues to drive rates lower. Even though Standard & Poor’s lowered the rating on U.S. government debt from AAA to AA+, debt issued by the Treasury of the United States is still perceived as the highest quality and safest place to invest money in times of global uncertainty. Another factor that continues to put downward pressure on short-term rates is the Federal Reserves pegging of the Fed Funds rate at essentially zero. Chairman Ben Bernanke and the policymakers at the Federal Reserve have stated many times that short rates will remain low “for the foreseeable future”. As the Fed attempts to become more transparent in making clear their intentions for interest rate policy, they have even gone as far as to say rates will be kept at zero until the middle of 2013. Many market participants believe the Fed will be on hold for even longer as Fed Funds futures are not pricing in a move in the Fed Funds rate until the first quarter of 2014. Given these factors, the Fund has been placing available funds in the three to four year sector of the yield curve in an effort to provide the best possible return for shareholders.

The Fund continues to use high quality investments for its shareholders such as U.S. Treasury securities, U.S. Agency and Mortgage-related securities and high-grade corporate and municipal issues.

Signed,

Kelly J. Collins
Vice President
Trustmark Investment Advisors, Inc.

Past Performance does not guarantee future results.

Bond funds will tend to experience smaller fluctuations in value than stock funds. However, investors in any bond fund should anticipate fluctuations in price, especially for longer-term issues and in environments of rising interest rates. U.S. Government guarantees apply only to the underlying securities of the Fund’s portfolio and not to Fund shares.

The views expressed in this report reflect those of the portfolio manager for the period ended November 30, 2011. The manager’s views are subject to change at any time based on the market and other conditions.

Performance Funds Trust

PORTFOLIO REVIEW

Performance Intermediate Term Income Fund

For the six-month period ended November 30, 2011, the Performance Intermediate Term Income Fund (the “Fund”) returned 2.91%1 for the Institutional Class shareholders. Share price, as measured by net asset value, rose from $10.96 on May 31, 2011 to $11.09 on November 30, 2011. The Fund’s objective is to generate current income with total return, within certain parameters, a secondary consideration. As prevailing market conditions merit, high quality corporate securities are also included in the purchase and rotation of securities. This discipline strives to keep share price volatility at acceptable levels while maintaining a high degree of liquidity and versatility. While there is no maximum maturity for an individual issue, the Fund itself will normally have an average maturity between five and ten years.

Falling interest rates and an overbought Treasury market propelled the bond market to solid six-month returns. A disappointing housing market is languishing as potential buyers continue to address their credit and job security, tempering consumption on large ticket items.

For the last six months U.S. Treasuries were the best performing asset class returning 6.04%, followed by U.S. Agencies 2.78%, Mortgage-Backed Securities 2.64%, and Corporates 1.74%. Bond yields, as measured by the 30-year Treasury Bond, fell from 4.23% to 3.06%. Short-term yields, as measured by the two-year Treasury Note, also fell from 0.47% to 0.25% on November 30. Thus, the spread narrowed 95 basis points, reflective of the Fed’s pledge to keep rates low through at least mid 2013 as well lackluster loan demand.

While the Fed and U.S. policymakers have made great strides to recover from the credit crisis, much remains to be done; yet not as much as the two-year old euro crisis overseas. To put it in perspective, European banks hold an estimated $55 trillion in assets—more than four times the amount held in the American banking system.

We thank you for your continued participation and look forward to serving your investment needs.

Signed,

Robert H. Spaulding,
First Vice President and Investment Officer
Trustmark Investment Advisors, Inc.

Past Performance does not guarantee future results.

Bond funds will tend to experience smaller fluctuations in value than stock funds. However, investors in any bond fund should anticipate fluctuations in price, especially for longer-term issues and in environments of rising interest rates.

[1]	The total return set forth reflects a reduction of the Fund’s fees. Without the reduction of these fees, total return for the period would have been lower.

The views expressed in this report reflect those of the portfolio manager for the period ended November 30, 2011. The manager’s views are subject to change at any time based on the market and other conditions.

Performance Funds Trust

PORTFOLIO REVIEW

Performance Strategic Dividend Fund

Increasing concerns over European sovereign debt issues and the potential impact to the global financial system took center stage during the third quarter of 2011. Investor sentiment shifted away from one of slow, but steady growth to one of concern over the economic fallout of a European default or a possible breakup of the European Union. As a result, equity markets declined precipitously during July, and despite a recovery in October, produced negative returns for the six months ended November 30, 2011. During the period, the Performance Strategic Dividend Equity Fund (the “Fund”) also declined, but produced returns greater than the broad equity market as represented by the S&P 500 Index1. The Fund’s returns for the last six months were slightly behind those of the Fund’s Dow Jones Select Dividend Index benchmark2. For the six months ended November 30, 2011, the Fund returned -2.93%3, while the S&P 500 fell -6.25% and the Dow Jones Select Dividend Index declined -0.25%. During the period, the Fund celebrated its seven year anniversary, maintaining its longer term performance advantage versus both the S&P 500 Index and the Dow Jones Select Dividend Index since its November 2004 inception.

With the exception of the Utilities sector, all economic sectors produced negative returns during the six months ended November 30, 2011. Despite the collective declines, sector selection within the portfolio was again critical as the differential between the best performing sector (Utilities) and the worst performing sector (Financials) was more than 20%. Portfolio performance benefitted from the Fund’s overweight positions in Utilities and Consumer Staples, both of which outperformed during the last six months, and the Fund’s underweight allocation to the Financial sector, which continues to hold its rank as the worst performing sector of the broad market. The risk of economic contagion from Europe, coupled with weak, albeit marginally improving domestic economic data, leads us to maintain our current portfolio structure, emphasizing the Energy, Materials and Utilities sector and underweighting the Consumer Discretionary and Financial sectors. This approach has served us well over recent quarters, and we do not see a marked improvement in macroeconomic fundamentals that would cause us to alter course at this time. This approach continues our focus on capital preservation, dividend income and those companies that will benefit in a more moderate growth environment.

Listed below are the top ten holdings of the Fund at November 30, 20114:

1. Enterprise Products Partners, LP	2.4%
2. National-Oilwell Varco, Inc.	2.4%
3. Oneok Inc.	2.4%
4. Kinder Morgan Energy Partners, LP	2.3%
5. Caterpillar, Inc.	2.3%

6. Emerson Electric Company	2.2%
7. Union Pacific Corporation	2.2%
8. OGE Energy Corporation	2.1%
9. McDonald’s Corporation	2.0%
10. NiSource, Inc.	1.9%

Signed,

L. Farrell Crane, Jr.
Director of Research
Orleans Capital Management

Past Performance does not guarantee future results.

Equity securities (stocks) are more volatile and carry more risk than other forms of investments, including investments in high-grade fixed income securities. The net assets value per share of this Fund will fluctuate as the value of the securities in the portfolio changes.

[1]	The Standard & Poor’s (“S&P”) 500 Index is an unmanaged index that reflects the U.S. stock market as a whole. The index does not reflect the expenses associated with a mutual fund such as investment management and accounting fees. The Fund’s performance reflects the deduction of fees for such services. Investors cannot invest directly in an index, although they can invest in the underlying securities.
[2]	The Dow Jones Select Dividend Index is an unmanaged index comprised of securities which have an annual average daily dollar trading volume of more than $1.5 million. The performance of this index does not reflect the expenses associated with a mutual fund such as investment management and accounting fees. The Fund’s performance reflects the deduction of fees for such services. Investors cannot invest directly in an index, although they can invest in the underlying securities.
[3]	The total return set forth reflects a reduction of a portion of the Fund’s fees. Without the reduction of these fees, total return for the period would have been lower.
[4]	Portfolio composition is subject to change. The ten largest equity holdings’ percentages are based upon net assets as of November 30, 2011.

The views expressed in this report reflect those of the portfolio manager for the period ended November 30, 2011. The manager’s views are subject to change at any time based on the market and other conditions.

Performance Funds Trust

PORTFOLIO REVIEW

Performance Large Cap Equity Fund

The Performance Large Cap Equity Fund (the “Fund”) Institutional Class Shares declined -3.80% for the six months ended November 30, 2011, compared to -6.25% for the S&P 500 Index1. Turbulence and uncertainty in Europe weighed heavily on domestic equity markets despite renewed signs of a slowly growing economy. Equity markets ended the period off their lows after a sharp and swift decline in late July and early August.

For the period, historically defensive sectors and stocks outperformed the broad market. For the Fund, the two best performing sectors were the Utilities and Consumer Staples sectors, while traditionally cyclical sectors like Energy, Materials, and Industrials all underperformed the index. For the period, the Fund maintained a significant underweight position in the Financials sector, a move which added value as the sector was one of the heaviest decliners for the Index as concerns surrounding the amount of exposure to Europe and counterparty risk to European banks weighed on the sector. Although the U.S. economy struggled to show signs of meaningful growth, some of the Fund’s best performing holdings came from consumer related industries. VF Corp., McDonald’s, TJX Corp., MasterCard, Nike, and Bed, Bath & Beyond were all among the best performing holdings.

Given the heightened levels of uncertainty, and the fact that we are entering a new election season, we would expect the Fund’s strategy of focusing on high-quality companies with strong fundamentals and above average momentum to hold up relatively well. A defensive posture added value for the past six months, and all indicators are suggesting that remaining invested accordingly is warranted. We will certainly be focused on Europe; how and when that situation is resolved will be of vital importance to the direction of domestic equity and debt markets.

Listed below are the top ten holdings of the Fund at November 30, 20112:

1. International Business Machines Corporation	3.7%
2. Exxon Mobil Corporation	3.0%
3. Apple, Inc.	2.9%
4. SPDR S&P 500 ETF Trust, Series 1	2.2%
5. Pfizer, Inc.	2.2%

6. Coca-Cola Company	2.2%
7. Chevron Corporation	2.0%
8. Microsoft Corporation	1.8%
9. United Technologies Corporation	1.7%
10. McDonald’s Corporation	1.5%

Signed,

Douglas H. Ralston, CFA
President
Trustmark Investment Advisors, Inc.

Past Performance does not guarantee future results.

Equity securities (stocks) are more volatile and carry more risk than other forms of investments, including investments in high-grade fixed income securities. The net assets value per share of this Fund will fluctuate as the value of the securities in the portfolio changes.

[1]	The Standard & Poor’s (“S&P”) 500 Index is an unmanaged index that reflects the U.S. stock market as a whole. The index does not reflect the expenses associated with a mutual fund such as investment management and accounting fees. The Fund’s performance reflects the deduction of fees for such services. Investors cannot invest directly in an index, although they can invest in the underlying securities.
[2]	Portfolio composition is subject to change. The ten largest equity holdings’ percentages are based upon net assets as of November 30, 2011.

The views expressed in this report reflect those of the portfolio manager for the period ended November 30, 2011. The manager’s views are subject to change at any time based on the market and other conditions.

Performance Funds Trust

PORTFOLIO REVIEW

Performance Mid Cap Equity Fund

For the six months ended November 30, 2011, the Performance Mid Cap Equity Fund (the “Fund”), Institutional Class Shares fell -8.74% compared to the Standard & Poor’s Mid Cap 400 Index1, which dropped -11.00% in the same period. While the Fund outperformed the benchmark during the first half of the fiscal year, it was nevertheless a challenging time for mid and smaller cap stocks, which bore the brunt of selling during the late summer market correction.

The Consumer Discretionary sector once again provided solid results that seem to defy the current economic environment of slow growth. Unsurprisingly, one of the strongest performers in this group was Dollar Tree, which has benefited from consumers’ efforts to save money on everyday purchases, and has now grown to be one of the Fund’s largest holdings. Other standouts within Consumer Discretionary holdings were Panera Bread, Tractor Supply, and PetSmart. Financial stocks on the other hand acted as a drag on performance, with banks and brokerage firms experiencing some of the strongest selling. The Fund’s focus on insurance companies and REITs, and overall underweighting of the sector helped limit the damage.

Day-to-day market movements since May have all but hinged on the outcome of each round of European debt discussions. So far, with all the talks, meetings, and summits, little has actually been resolved. Along these lines, mid cap companies have historically derived a significantly lower percentage of their revenues from overseas than their large cap brethren, and their earnings should hold up better if Europe continues to struggle and the U.S. dollar rises relative to other currencies.

Listed below are the top ten holdings of the Fund at November 30, 20112:

1. Dollar Tree, Inc.	2.1%
2. Petsmart, Inc.	2.0%
3. Perrigo Company	1.9%
4. Henry Schein, Inc.	1.9%
5. Ametek, Inc.	1.5%

6. Kansas City Southern	1.5%
7. OGE Energy Corporation	1.5%
8. Rayonier, Inc.	1.5%
9. Tractor Supply Company	1.4%
10. Mettler-Toledo International, Inc.	1.4%

Signed,

Douglas H. Ralston, CFA
President
Trustmark Investment Advisors, Inc.

Past Performance does not guarantee future results.

Equity securities (stocks) are more volatile and carry more risk than other forms of investments, including investments in high-grade fixed income securities. The net assets value per share of this Fund will fluctuate as the value of the securities in the portfolio changes.

[1]	The Standard & Poor’s (S&P) MidCap 400 Stock Index (“Index”) is an unmanaged index that reflects the U.S. stock market as a whole. The Index does not reflect the expenses associated with a mutual fund such as investment management and accounting fees. The Fund’s performance reflects the deduction of fees for such services. Investors cannot invest directly in an index, although they can invest in the underlying securities.
[2]	Portfolio composition is subject to change. The ten largest equity holdings’ percentages are based upon net assets as of November 30, 2011.

The views expressed in this report reflect those of the portfolio manager for the period ended November 30, 2011. The manager’s views are subject to change at any time based on the market and other conditions.

Performance Funds Trust

PORTFOLIO REVIEW

Performance Leaders Equity Fund

For the six months ended November 30, 2011, the Performance Leaders Equity Fund (the “Fund”) Institutional Class Shares fell -14.21%1, while the Russell 1000 Index2 and Russell 1000 Growth Index3 fell -7.01% and -5.00%, respectively. In a period of heightened uncertainty in global equity markets, the volatile nature of the Fund’s methodology can be readily seen and while disappointing, the underperformance of this methodology can be somewhat expected during times of increasing market volatility.

From a sector standpoint, the Fund’s exposure to the defensive Consumer Staples and Utility sectors added the most value during the period. Notable contributors to performance included sizable advances by Fastenal, Macy’s, and Humana. Detractors of value for the period included losses from Netflix, MetroPCS Communication, and Albemarle Corp. The Fund continues to have minimal exposure to the Financial sector and a slight overweighting of the Consumer Discretionary and Industrial sectors.

Escalating concerns about European debt contributed to a summer-time selloff in equity markets around the world. In fact, for the six month period equities, as measured by the Russell 1000 Growth, only experienced a positive return on a monthly basis once. The month of October saw most equity benchmarks climb over 10% as European leaders began to develop plans to stem their on-going debt issues. As Europe continues to drive global markets, volatility can be expected to remain high until concerns over the Eurozone’s future begin to ease.

Listed below are the top ten holdings of the Fund at November 30, 20114:

1. Macy’s, Inc.	3.2%
2. Kirby Corporation	3.2%
3. The Estee Lauder Companies, Inc., Class A	3.2%
4. Humana, Inc.	3.1%
5. Fastenal Company	3.1%

6. Intuitive Surgical, Inc.	3.0%
7. Triumph Group, Inc.	3.0%
8. Apple, Inc.	2.9%
9. PPL Corporation	2.9%
10. MasterCard, Inc., Class A	2.9%

Signed,

Douglas H. Ralston, CFA
President
Trustmark Investment Advisors, Inc.

Past Performance does not guarantee future results.

Equity securities (stocks) are more volatile and carry more risk than other forms of investments, including investments in high-grade fixed income securities. The net assets value per share of this Fund will fluctuate as the value of the securities in the portfolio changes.

[1]	The total return set forth reflects a reduction of the Fund’s fees. Without the reduction of these fees, total return for the period would have been lower.
[2]	The Russell 1000 Index is an unmanaged capitalization weighted index which measures the performance of the 1,000 largest companies based on total market capitalization. The performance of the index does not reflect the expenses associated with a mutual fund such as investment management and accounting fees. The Fund’s performance reflects the deduction of fees for such services. Investors cannot invest directly in an index, although they can invest in the underlying securities.
[3]	The Russell 1000 Growth Index is an unmanaged index that measures the performance of the large-cap growth segment of the U.S. equity universe. It includes those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values.
[4]	Portfolio composition is subject to change. The ten largest equity holdings’ percentages are based upon net assets as of November 30, 2011.

The views expressed in this report reflect those of the portfolio manager for the period ended November 30, 2011. The manager’s views are subject to change at any time based on the market and other conditions.

Performance Funds Trust
The Money Market Fund
Schedule of Portfolio Investments
November 30, 2011 (Unaudited)

Principal Amount	Security Description	Value
U.S. Government Agency Securities — 65.7%
Federal Farm Credit Bank — 4.0%
$10,000,000	0.02%†, 12/28/11	$9,999,888
10,000,000	0.21%, 5/16/12	9,999,651
		19,999,539
Federal Home Loan Bank — 39.3%
40,000,000	0.03%†, 12/2/11	39,999,967
22,539,000	0.01%†, 12/19/11	22,538,944
25,000,000	0.03%†, 12/28/11	24,999,437
15,000,000	0.02%†, 1/6/12	14,999,700
15,000,000	0.02%†, 1/11/12	14,999,744
60,000,000	0.03%†, 2/17/12	59,996,750
7,500,000	0.10%*, 6/6/12	7,500,000
10,000,000	0.13%*, 6/22/12	10,000,000
		195,034,542
Federal Home Loan Mortgage Corporation — 12.3%
25,000,000	0.02%†, 12/7/11	24,999,937
35,600,000	0.03%†, 12/21/11	35,599,490
		60,599,427
Federal National Mortgage Association — 10.1%
50,000,000	0.04%†, 12/2/11	49,999,944
Total U.S. Government Agency Securities		325,633,452
Commercial Paper — 22.5%
Consumer Staples — 14.9%
13,614,000	Coca-Cola Company, 0.11%†, 1/12/12(a)	13,612,253
21,000,000	PepsiCo, Inc., 0.12%†, 12/2/11(a)	20,999,930
17,000,000	Procter & Gamble Company, 0.10%†, 2/13/12(a)	16,996,505
22,000,000	Wal-Mart Stores, Inc., 0.06%†, 12/22/11(a)	21,999,230
		73,607,918
Health Care — 3.0%
15,000,000	Johnson & Johnson, 0.08%†, 12/7/11(a)	14,999,800
Industrials — 4.6%
23,000,000	General Electric Company, 0.12%†, 12/16/11	22,998,850
Total Commercial Paper		111,606,568
U.S. Treasury Obligations — 10.1%
U.S. Treasury Bills — 10.1%
50,000,000	0.02%†, 2/2/12	49,998,688
Total U.S. Treasury Obligations		49,998,688

Principal Amount	Security Description	Value
Repurchase Agreements — 1.7%
$8,378,412	Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.08%, 12/1/11, purchased on 11/30/11, with a maturity value of $8,378,431 (fully collateralized by Federal Home Loan Bank, 0.18% due 11/28/12, with a value of $8,549,400)	$8,378,412
Total Repurchase Agreements		8,378,412
Total Investments (Amortized Cost $495,617,120)(b) — 100.0%		495,617,120
Liabilities in excess of other assets — 0.0%		(29,833)
NET ASSETS — 100.0%		$495,587,287

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of November 30, 2011, all such securities in total represented 17.9% of net assets.
(b)	Cost and value for federal income tax and financial reporting purposes are the same.
†	Discount Notes. Rate represents effective yield at November 30, 2011.
*	Variable or Floating Rate Security. Rate disclosed is as of November 30, 2011.

See notes to financial statements.

Performance Funds Trust
The U.S. Treasury Money Market Fund
Schedule of Portfolio Investments
November 30, 2011 (Unaudited)

Shares/ Principal Amount	Security Description	Value
U.S. Treasury Obligations — 98.0%
U.S. Treasury Bills — 98.0%
$80,000,000	0.01%†, 12/15/11	$79,999,883
14,000,000	0.01%†, 2/16/12	13,999,701
30,000,000	0.01%†, 3/8/12	29,999,183
5,000,000	0.01%†, 3/22/12	4,999,922
7,500,000	0.08%†, 5/31/12	7,497,169
Total U.S. Treasury Obligations		136,495,858
Investment Companies — 2.0%
2,859,263	Federated U.S. Treasury Cash Reserve Fund, 0.00%(a)	2,859,263
Total Investment Companies		2,859,263
Total Investments (Amortized Cost $139,355,121)(b) — 100.0%		139,355,121
Liabilities in excess of other assets — 0.0%		(7,880)
NET ASSETS — 100.0%		$139,347,241

(a)	Rate reflects the 7 day effective yield at November 30, 2011.
(b)	Cost and value for federal income tax and financial reporting purposes are the same.
†	Discount Notes. Rate represents effective yield at November 30, 2011.

See notes to financial statements.

Performance Funds Trust
The Short Term Government Income Fund
Schedule of Portfolio Investments
November 30, 2011 (Unaudited)

Principal Amount	Security Description	Value
U.S. Government Agency Securities — 86.3%
Federal Home Loan Bank — 22.6%
$4,000,000	5.00%, 9/14/12	$4,145,868
5,000,000	1.63%, 9/26/12	5,056,240
5,000,000	0.65%, 3/19/14	4,991,435
5,000,000	0.65%, 8/22/14	4,981,045
		19,174,588
Federal Home Loan Mortgage Corporation — 13.6%
8,500,000	5.75%, 1/15/12	8,559,752
3,000,000	1.25%, 11/16/15	2,995,965
		11,555,717
Federal National Mortgage Association — 50.1%
5,000,000	1.30%, 7/16/13	5,027,810
5,000,000	1.13%, 9/17/13	5,058,465
3,500,000	1.45%, 1/24/14	3,505,922
3,000,000	1.38%, 1/27/14	3,004,449
3,000,000	1.50%, 3/28/14	3,010,638
5,000,000	1.00%, 8/22/14	5,004,785
5,000,000	0.85%, 10/24/14	5,005,535
5,000,000	1.10%, 4/29/15	5,010,865
5,000,000	1.00%, 5/21/15	4,994,165
3,000,000	1.00%, 9/14/15	2,993,268
		42,615,902
Total U.S. Government Agency Securities		73,346,207
U.S. Treasury Obligations — 4.7%
U.S. Treasury Bills — 4.7%
4,000,000	0.00%†, 12/8/11	3,999,998
Total U.S. Treasury Obligations		3,999,998

Shares/ Principal Amount	Security Description	Value
Corporate Bonds — 6.2%
Financials — 3.7%
$1,495,000	MetLife Global Funding I, 5.13%, 4/10/13(a)	$1,562,593
1,475,000	Wachovia Corporation, 5.70%, 8/1/13	1,579,063
		3,141,656
Industrials — 2.5%
1,100,000	General Electric Capital Corporation, 5.25%, 10/19/12	1,143,660
1,000,000	Caterpillar Financial Services Corporation, 4.75%, 5/15/12	1,009,367
		2,153,027
Total Corporate Bonds		5,294,683
Investment Companies — 2.4%
2,052,212	Performance Money Market Fund, Institutional Class, 0.03%(b)(c)	2,052,212
Total Investment Companies		2,052,212
Total Investments (Cost $84,188,969) — 99.6%		84,693,100
Other assets in excess of liabilities — 0.4%		305,795
NET ASSETS — 100.0%		$84,998,895

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of November 30, 2011, all such securities in total represented 1.8% of net assets.
(b)	Investment in affiliate.
(c)	Rate reflects the 7 day effective yield at November 30, 2011.
†	Discount Notes. Rate represents effective yield at November 30, 2011.

See notes to financial statements.

Performance Funds Trust
The Intermediate Term Income Fund
Schedule of Portfolio Investments
November 30, 2011(Unaudited)

Principal Amount	Security Description	Value
U.S. Government Agency Securities — 59.3%
Federal Farm Credit Bank — 7.3%
$ 800,000	1.05%, 6/27/14, Series 1	$801,606
1,000,000	2.60%, 9/29/20	990,168
1,000,000	5.30%, 10/25/17	1,198,486
2,000,000	5.30%, 4/6/20	2,454,942
		5,445,202
Federal Home Loan Bank — 15.0%
4,500,000	1.38%, 12/11/15	4,536,463
500,000	1.75%, 12/14/12	507,352
2,500,000	2.25%, 9/8/17	2,582,155
2,000,000	5.25%, 6/18/14	2,233,072
1,000,000	5.38%, 5/15/19	1,223,859
		11,082,901
Federal Home Loan Mortgage Corporation — 9.1%
2,000,000	5.00%, 4/15/34, Series 2780 TG	2,253,620
1,000,000	5.00%, 5/15/34, Series 2922 QE	1,110,187
2,000,000	5.00%, 2/15/36, Series 3113 QE	2,253,026
1,000,000	5.50%, 7/18/16	1,189,586
		6,806,419
Federal National Mortgage Association — 7.1%
943,258	4.00%, 11/25/18, Series 2003-112 AN	998,641
1,000,000	5.00%, 4/15/15	1,138,937
704,842	5.00%, 8/25/30, Series 2003-54 PE	710,851
2,000,000	5.50%, 12/25/34, Series 2004-96 QD	2,405,933
74,007	7.00%, 4/1/20, Pool #253299	84,223
28,835	7.50%, 9/1/29, Pool #252717	33,635
		5,372,220
Government National Mortgage Association — 12.9%
3,800,000	5.00%, 2/16/34, Series 2004-11 QG	4,339,269
2,000,000	5.50%, 3/20/34, Series 2004-27 QD	2,280,655
2,317,917	5.50%, 8/15/35, Pool #644568	2,592,729
80,801	7.00%, 10/15/29, Pool #510559	93,602
34,428	7.50%, 10/15/29, Pool #510534	40,430
92,162	8.00%, 2/15/30, Pool #529127	109,708
958	9.00%, 3/15/20, Pool #271741	1,126
		9,457,519
Tennessee Valley Authority — 7.9%
3,500,000	6.00%, 3/15/13	3,754,660
2,000,000	7.14%, 5/23/12	2,063,570
		5,818,230
Total U.S. Government Agency Securities		43,982,491

Principal Amount	Security Description	Value
U.S. Treasury Obligations — 17.4%
U.S. Treasury Bonds — 5.7%
$2,500,000	3.50%, 2/15/39	$2,723,048
1,200,000	4.25%, 5/15/39	1,479,750
		4,202,798
U.S. Treasury Notes — 11.5%
5,050,000	1.13%, 12/15/12	5,100,303
500,000	4.13%, 5/15/15	562,031
500,000	4.50%, 5/15/17	590,469
1,000,000	4.75%, 5/15/14	1,107,812
1,000,000	5.13%, 5/15/16	1,190,625
		8,551,240
U.S. Treasury Strips — 0.2%
300,000	5.05%, 11/15/26(a)	196,595
Total U.S. Treasury Obligations		12,950,633
Corporate Bonds — 21.0%
Consumer Staples — 0.4%
250,000	Kimberly-Clark Corporation, 6.88%, 2/15/14	281,421
Energy — 1.4%
500,000	Shell International Finance BV, 4.30%, 9/22/19	566,034
500,000	Sunoco, Inc., 5.75%, 1/15/17	498,785
		1,064,819
Financials — 11.8%
500,000	American Express Company, 7.00%, 3/19/18	585,364
500,000	Bankers Trust Corporation, 7.50%, 11/15/15	532,021
500,000	Barclays Bank, 5.13%, 1/8/20	488,817
500,000	Citigroup, Inc., 5.00%, 9/15/14	500,244
500,000	Credit Suisse, 5.40%, 1/14/20	456,586
500,000	Goldman Sachs Group, Inc., 5.63%, 1/15/17	485,323
500,000	Goldman Sachs Group, Inc., 6.15%, 4/1/18	499,429
500,000	ITT Hartford Corporation, 7.30%, 11/1/15	535,118
500,000	JPMorgan Chase & Company, 4.25%, 10/15/20	488,425
500,000	JPMorgan Chase & Company, 6.00%, 1/15/18	548,887
500,000	Marshall & Ilsley Corporation, 5.00%, 1/17/17	524,936
500,000	MetLife, Inc., 6.82%, 8/15/18	582,927
500,000	Morgan Stanley, 4.75%, 4/1/14	479,946

See notes to financial statements.

Performance Funds Trust
The Intermediate Term Income Fund
Schedule of Portfolio Investments (continued)
November 30, 2011(Unaudited)

Principal Amount	Security Description	Value
Corporate Bonds — (continued)
Financials — (continued)
$500,000	Morgan Stanley, 6.63%, 4/1/18	$470,565
500,000	Prudential Financial, Inc., 6.20%, 1/15/15	544,120
500,000	SunTrust Banks, Inc., 6.00%, 2/15/26	499,002
500,000	Wells Fargo Bank North America, 5.75%, 5/16/16	543,288
		8,764,998
Industrials — 3.7%
500,000	Caterpillar Financial Services Corporation, 6.13%, 2/17/14	555,566
500,000	General Electric Capital Corporation, 5.50%, 1/8/20	536,731
350,000	General Electric Capital Corporation, 5.50%, 3/15/23	351,756
500,000	General Electric Capital Corporation, 6.75%, 3/15/32	541,005
650,000	General Electric Capital Corporation, 6.90%, 9/15/15	730,119
		2,715,177
Information Technology — 0.7%
500,000	Motorola, Inc., 6.00%, 11/15/17	557,632

Shares/ Principal Amount	Security Description	Value
Corporate Bonds — (continued)
Materials — 1.3%
$ 500,000	Alcoa, Inc., 5.87%, 2/23/22	$487,963
500,000	Dow Chemical Company, 4.25%, 11/15/20	502,950
		990,913
Telecommunication Services — 1.2%
500,000	AT&T, Inc., 5.60%, 5/15/18	573,446
296,000	Pacific Bell Telephone, 6.63%, 10/15/34	306,008
		879,454
Utilities — 0.5%
250,000	Northern States Power Company, 7.13%, 7/1/25	341,676
Total Corporate Bonds		15,596,090
Investment Companies — 1.8%
1,342,026	Performance Money Market Fund, Institutional Class, 0.03%(b)(c)	1,342,026
Total Investment Companies		1,342,026
Total Investments (Cost $66,713,225) — 99.5%		73,871,240
Other assets in excess of liabilities — 0.5%		347,749
NET ASSETS — 100.0%		$74,218,989

(a)	Rate reflects the effective yield at purchase. Principal only security.
(b)	Investment in affiliate.
(c)	Rate reflects the 7 day effective yield at November 30, 2011.

See notes to financial statements.

Performance Funds Trust
The Strategic Dividend Fund
Schedule of Portfolio Investments
November 30, 2011 (Unaudited)

Shares	Security Description	Value
Common Stocks — 85.5%
Consumer Discretionary — 3.7%
9,795	McDonald’s Corporation	$935,619
19,710	The Home Depot, Inc.	773,026
		1,708,645
Consumer Staples — 7.5%
26,460	Altria Group, Inc.	759,138
18,050	Archer-Daniels-Midland Company	543,666
10,200	Kimberly-Clark Corporation	728,994
23,468	Kraft Foods, Inc.	848,368
9,360	Procter & Gamble Company	604,375
		3,484,541
Energy — 22.6%
11,796	Baker Hughes, Inc.	644,180
3,245	CARBO Ceramics, Inc.	461,828
6,245	Chevron Corporation	642,111
2,065	CNOOC, Ltd. ADR	399,206
10,170	ConocoPhillips	725,324
9,375	Ensco ADR	487,219
24,455	Enterprise Products Partners, LP	1,112,458
23,010	Halliburton Company	846,768
13,540	Kinder Morgan Energy Partners, LP	1,058,828
15,475	National-Oilwell Varco, Inc.	1,109,557
7,730	Occidental Petroleum Corporation	764,497
12,840	Peabody Energy Corporation	503,713
21,720	San Juan Basin Royalty Trust	525,407
10,970	Schlumberger, Ltd.	826,370
8,100	Transocean, Ltd.	347,085
		10,454,551
Financials — 4.9%
13,920	Allstate Corporation	372,917
17,140	HCP, Inc.	662,461
33,420	People’s United Financial, Inc.	416,079
9,600	Plum Creek Timber Company, Inc.	353,664
17,750	Wells Fargo & Company	459,015
		2,264,136
Health Care — 5.5%
11,455	Abbott Laboratories	624,870
23,555	Bristol-Myers Squibb Company	770,720
7,770	Johnson & Johnson	502,874
32,670	Pfizer, Inc.	655,687
		2,554,151

Shares	Security Description	Value
Common Stocks — (continued)
Industrials — 15.8%
8,410	3M Company	$681,546
10,740	Caterpillar, Inc.	1,051,231
19,330	Emerson Electric Company	1,009,993
5,620	Fluor Corporation	308,088
18,800	Iron Mountain, Inc.	570,956
9,430	Joy Global, Inc.	860,771
9,770	Union Pacific Corporation	1,010,316
10,400	United Parcel Service, Inc., Class B	746,200
7,980	United Technologies Corporation	611,268
15,000	Waste Management, Inc.	469,500
		7,319,869
Information Technology — 2.5%
10,000	Microchip Technology, Inc.	349,100
31,500	Microsoft Corporation	805,770
		1,154,870
Materials — 4.5%
17,130	E.I. du Pont de Nemours and Company	817,444
10,370	Monsanto Company	761,676
18,640	The Dow Chemical Company	516,514
		2,095,634
Telecommunication Services — 2.9%
20,820	AT&T, Inc.	603,364
19,580	Verizon Communications, Inc.	738,753
		1,342,117
Utilities — 15.6%
40,000	CenterPoint Energy, Inc.	796,000
15,820	Dominion Resources, Inc.	816,628
32,050	Duke Energy Corporation	668,242
26,770	Great Plains Energy, Inc.	563,241
37,800	NiSource, Inc.	865,998
18,355	OGE Energy Corporation	972,081
13,500	ONEOK, Inc.	1,122,660
13,870	Progress Energy, Inc.	754,251
15,490	Southern Company	680,166
		7,239,267
Total Common Stocks		39,617,781

See notes to financial statements.

Performance Funds Trust
The Strategic Dividend Fund
Schedule of Portfolio Investments (continued)
November 30, 2011 (Unaudited)

Shares	Security Description	Value
Investment Companies—14.4%
18,547	John Hancock Bank and Thrift Opportunity Fund	$250,384
5,592,230	Performance Money Market Fund, Institutional Class, 0.03%(a)(b)	5,592,230
50,890	Pimco Corporate Opportunity Fund	853,934
Total Investment Companies		6,696,548
Total Investments (Cost $41,384,031) — 99.9%		46,314,329
Other assets in excess of liabilities — 0.1%		41,231
NET ASSETS — 100.0%		$46,355,560

(a)	Investment in affiliate. Represents 12.1% of the net assets as of November 30, 2011.
(b)	Rate reflects the 7 day effective yield at November 30, 2011.
ADR	American Depositary Receipt
LP	Limited Partnership

See notes to financial statements.

Performance Funds Trust
The Large Cap Equity Fund
Schedule of Portfolio Investments
November 30, 2011 (Unaudited)

Shares	Security Description	Value
Common Stocks — 93.7%
Consumer Discretionary — 12.5%
2,300	Amazon.com, Inc.(a)	$442,267
8,000	Bed Bath & Beyond, Inc.(a)	484,080
3,000	Darden Restaurants, Inc.	143,010
8,000	DIRECTV, Inc., Class A(a)	377,760
3,000	Genuine Parts Company	175,500
7,000	Limited Brands, Inc.	296,310
11,000	Macy's, Inc.	355,630
5,000	Mattel, Inc.	144,050
9,000	McDonald's Corporation	859,680
3,000	NIKE, Inc., Class B	288,540
2,000	Ralph Lauren Corporation	283,720
2,300	Ross Stores, Inc.	204,907
12,000	The Home Depot, Inc.	470,640
6,000	The McGraw-Hill Companies, Inc.	256,200
13,000	The Walt Disney Company	466,050
5,000	Time Warner, Inc.	174,050
10,000	TJX Companies, Inc.	617,000
1,200	VF Corporation	166,428
6,000	Viacom, Inc., Class B	268,560
9,000	Yum! Brands, Inc.	504,360
		6,978,742
Consumer Staples — 10.3%
2,000	Brown-Forman Corporation, Class B	159,620
18,000	Coca-Cola Company	1,210,140
4,000	Colgate-Palmolive Company	366,000
4,500	H.J. Heinz Company	236,925
4,000	Hormel Foods Corporation	120,440
4,000	Kimberly-Clark Corporation	285,880
16,000	Kraft Foods, Inc.	578,400
3,000	McCormick & Company, Inc.	146,100
6,000	PepsiCo, Inc.	384,000
8,000	Procter & Gamble Company	516,560
9,000	Sara Lee Corporation	170,640
2,000	The Estee Lauder Companies, Inc., Class A	235,960
3,000	The Hershey Company	173,040
3,000	The J.M. Smucker Company	227,940
7,000	Tyson Foods, Inc., Class A	140,980
11,000	Wal-Mart Stores, Inc.	647,900
2,000	Whole Foods Market, Inc.	136,200
		5,736,725

Shares	Security Description	Value
Common Stocks — (continued)
Energy — 11.4%
5,000	Anadarko Petroleum Corporation	$406,350
3,000	Apache Corporation	298,320
11,000	Chevron Corporation	1,131,020
12,000	ConocoPhillips	855,840
10,000	El Paso Corporation	250,100
21,000	Exxon Mobil Corporation	1,689,240
3,000	FMC Technologies, Inc.(a)	157,080
3,000	Hess Corporation	180,660
4,000	Marathon Oil Corporation	111,840
3,000	National-Oilwell Varco, Inc.	215,100
7,000	Occidental Petroleum Corporation	692,300
5,000	Schlumberger, Ltd.	376,650
		6,364,500
Financials — 8.9%
6,000	Ace, Ltd.	417,180
6,000	American Express Company	288,240
5,000	Berkshire Hathaway, Inc., Class B(a)	393,800
1,000	BlackRock, Inc.	172,040
6,000	Capital One Financial Corporation	267,960
5,000	Chubb Corporation	337,200
10,000	Discovery Financial Services	238,200
1,300	Goldman Sachs Group, Inc.	124,618
8,000	HCP, Inc.	309,200
9,000	JPMorgan Chase & Company	278,730
4,000	Prudential Financial, Inc.	202,560
3,300	Public Storage	435,270
8,000	The Travelers Companies, Inc.	450,000
3,750	Torchmark Corporation	159,713
11,000	U.S. Bancorp	285,120
5,000	Unum Group	112,550
18,000	Wells Fargo & Company	465,480
		4,937,861
Health Care — 11.9%
4,000	Aetna, Inc.	167,280
8,000	AmerisourceBergen Corporation	297,200
5,000	Baxter International, Inc.	258,300
3,000	Biogen Idec, Inc.(a)	344,850
21,000	Bristol-Myers Squibb Company	687,120
7,000	CIGNA Corporation	309,610
5,000	Coventry Health Care, Inc.(a)	159,700
2,000	DaVita, Inc.(a)	152,360
4,000	Humana, Inc.	354,720

See notes to financial statements.

Performance Funds Trust
The Large Cap Equity Fund
Schedule of Portfolio Investments (continued)
November 30, 2011 (Unaudited)

Shares	Security Description	Value
Common Stocks — (continued)
Health Care — (continued)
10,000	Johnson & Johnson	$647,200
4,000	McKesson Corporation	325,240
5,000	Merck & Company, Inc.	178,750
11,000	Mylan, Inc.(a)	214,830
62,000	Pfizer, Inc.	1,244,340
12,000	UnitedHealth Group, Inc.	585,240
2,500	Waters Corporation(a)	200,000
3,000	Watson Pharmaceuticals, Inc.(a)	193,860
4,000	WellPoint, Inc.	282,200
		6,602,800
Industrials — 10.1%
3,000	3M Company	243,120
6,500	Boeing Company	446,485
3,000	Caterpillar, Inc.	293,640
15,000	CSX Corporation	325,650
2,500	Dover Corporation	137,425
52,000	General Electric Company	827,320
5,000	Honeywell International, Inc.	270,750
6,000	Norfolk Southern Corporation	453,240
3,000	Northrop Grumman Corporation	171,210
2,500	Precision Castparts Corporation	411,875
5,000	Union Pacific Corporation	517,050
6,000	United Parcel Service, Inc., Class B	430,500
12,000	United Technologies Corporation	919,200
1,000	W.W. Grainger, Inc.	186,900
		5,634,365
Information Technology — 19.0%
5,000	Accenture, Class A	289,650
3,000	Analog Devices, Inc.	104,580
4,200	Apple, Inc.(a)	1,605,240
4,000	Cognizant Technology Solutions Corporation, Class A(a)	269,400
17,000	Dell, Inc.(a)	267,920
13,000	eBay, Inc.(a)	384,670
12,000	EMC Corporation(a)	276,120
5,000	Fiserv, Inc.(a)	288,300
500	Google, Inc., Class A(a)	299,695
33,000	Intel Corporation	822,030
10,900	International Business Machines Corporation	2,049,200
3,000	KLA-Tencor Corporation	138,300

Shares	Security Description	Value
Common Stocks — (continued)
Information Technology — (continued)
800	MasterCard, Inc., Class A	$299,640
39,000	Microsoft Corporation	997,620
5,000	Motorola Solutions, Inc.	233,350
25,000	Oracle Corporation	783,750
13,000	QUALCOMM, Inc.	712,400
3,000	SanDisk Corporation(a)	147,930
9,000	Teradyne, Inc.(a)	121,140
12,000	Texas Instruments, Inc.	361,200
4,000	Xilinx, Inc.	130,840
		10,582,975
Materials — 3.9%
6,000	Ball Corporation	210,660
1,700	CF Industries Holdings, Inc.	237,660
2,000	Cliffs Natural Resources, Inc.	135,620
8,000	E.I. du Pont de Nemours and Company	381,760
4,000	Eastman Chemical Company	158,480
3,000	FMC Corporation	251,760
5,000	Freeport-McMoran Copper & Gold, Inc., Class B	198,000
2,500	PPG Industries, Inc.	219,375
3,000	Sigma-Aldrich Corporation	194,430
7,000	The Dow Chemical Company	193,970
		2,181,715
Telecommunication Services — 3.2%
28,000	AT&T, Inc.	811,440
10,000	CenturyTel, Inc.	375,200
16,000	Verizon Communications, Inc.	603,680
		1,790,320
Utilities — 2.5%
12,000	CMS Energy Corporation	251,040
16,000	Duke Energy Corporation	333,600
9,000	NiSource, Inc.	206,190
4,000	Northeast Utilities	138,440
7,000	Southern Company	307,370
7,000	TECO Energy, Inc.	131,460
		1,368,100
Total Common Stocks		52,178,103

See notes to financial statements.

Performance Funds Trust
The Large Cap Equity Fund
Schedule of Portfolio Investments (continued)
November 30, 2011 (Unaudited)

Shares	Security Description	Value
Investment Companies — 5.8%
1,975,775	Performance Money Market Fund, Institutional Class, 0.03%(b)(c)	$1,975,775
10,000	SPDR S&P 500 ETF Trust, Series 1	1,251,100
Total Investment Companies		3,226,875
Total Investments (Cost $45,814,982) — 99.5%		55,404,978
Other assets in excess of liabilities — 0.5%		294,732
NET ASSETS — 100.0%		$55,699,710

(a)	Non-income producing security.
(b)	Investment in affiliate. Represents 3.5% of the net assets as of November 30, 2011.
(c)	Rate reflects the 7 day effective yield at November 30, 2011.

See notes to financial statements.

Performance Funds Trust
The Mid Cap Equity Fund
Schedule of Portfolio Investments
November 30, 2011 (Unaudited)

Shares	Security Description	Value
Common Stocks — 98.5%
Consumer Discretionary — 17.8%
15,000	Aaron's, Inc.	$394,200
8,000	American Greetings Corporation, Class A	135,920
9,000	BorgWarner, Inc.(a)	593,280
16,000	Brinker International, Inc.	385,280
9,500	Dick's Sporting Goods, Inc.(a)	373,445
13,000	Dollar Tree, Inc.(a)	1,059,370
3,000	Fossil, Inc.(a)	268,770
8,000	John Wiley & Sons, Inc., Class A	384,800
5,000	Panera Bread Company, Class A(a)	716,900
21,000	PetSmart, Inc.	1,013,250
6,000	PVH Corporation	407,340
10,000	Rent-A-Center, Inc.	359,500
25,000	Service Corporation International	256,250
16,000	Smithfield Foods, Inc.(a)	391,840
8,000	The Cheesecake Factory, Inc.(a)	226,880
10,000	Tractor Supply Company	722,300
9,000	Tupperware Brands Corporation	524,340
17,000	ValueClick, Inc.(a)	262,820
13,000	Williams-Sonoma, Inc.	491,010
		8,967,495
Consumer Staples — 6.2%
13,000	Church & Dwight Company, Inc.	575,250
12,000	Corn Products International, Inc.	623,880
8,000	Endo Pharmaceuticals Holdings, Inc.(a)	273,840
6,000	Energizer Holdings, Inc.(a)	433,680
6,000	Hansen Natural Corporation(a)	553,200
4,000	Ralcorp Holdings, Inc.(a)	325,280
8,500	Ruddick Corporation	338,725
		3,123,855
Energy — 5.4%
10,000	Atwood Oceanics, Inc.(a)	410,000
2,000	Cimarex Energy Company	134,160
14,000	Oceaneering International, Inc.	665,840
3,000	Oil States International, Inc.(a)	225,750
13,000	Patterson-UTI Energy, Inc.	273,260
10,000	Plains Exploration & Production Company(a)	355,800
5,000	SM Energy Company	397,450
6,000	Southern Union Company	247,320
		2,709,580

Shares	Security Description	Value
Common Stocks — (continued)
Financials — 14.2%
6,500	Affiliated Managers Group, Inc.(a)	$614,705
4,500	Alexandria Real Estate Equities, Inc.	295,020
15,000	American Financial Group, Inc.	540,000
8,500	BRE Properties, Inc.	413,610
6,000	Camden Property Trust	346,380
2,500	Everest Re Group, Ltd.	219,325
17,000	HCC Insurance Holdings, Inc.	456,960
13,000	Liberty Property Trust	387,530
8,000	MSCI, Inc., Class A(a)	270,000
10,000	Raymond James Financial, Inc.	298,100
18,000	Rayonier, Inc.	731,520
9,000	Reinsurance Group of America, Inc.	463,500
4,500	SL Green Realty Corporation	296,280
6,000	Taubman Centers, Inc.	373,980
12,000	The Macerich Company	601,200
14,000	UDR, Inc.	329,000
15,000	W.R. Berkley Corporation	511,650
		7,148,760
Health Care — 9.8%
34,000	Health Management Associates, Inc., Class A(a)	279,480
15,000	Henry Schein, Inc.(a)	965,100
8,000	IDEXX Laboratories, Inc.(a)	601,520
6,000	LifePoint Hospitals, Inc.(a)	235,380
4,500	Mettler-Toledo International, Inc.(a)	719,100
10,000	Perrigo Company	979,000
14,000	ResMed, Inc.(a)	364,700
11,000	Universal Health Services, Inc., Class B	442,420
11,000	Vertex Pharmaceuticals, Inc.(a)	318,890
		4,905,590
Industrials — 20.1%
9,000	AGCO Corporation(a)	411,750
7,000	Alaska Air Group, Inc.(a)	485,940
18,000	AMETEK, Inc.	771,120
14,000	Arrow Electronics, Inc.(a)	511,840
9,500	Carlisle Companies, Inc.	423,700
10,000	Clean Harbors, Inc.(a)	599,700
7,000	Crane Company	335,930
10,000	Deluxe Corporation	228,600
8,000	Donaldson Company, Inc.	546,800

See notes to financial statements.

Performance Funds Trust
The Mid Cap Equity Fund
Schedule of Portfolio Investments (continued)
November 30, 2011 (Unaudited)

Shares	Security Description	Value
Common Stocks — (continued)
Industrials — (continued)
5,000	Gardner Denver, Inc.	$428,600
6,000	Hubbell, Inc., Class B	392,520
11,000	J.B. Hunt Transportation Services, Inc.	502,920
11,000	Kansas City Southern(a)	748,330
10,000	KBR, Inc.	289,000
8,000	Lincoln Electric Holding, Inc.	315,840
9,000	MSC Industrial Direct Company, Inc., Class A	625,770
6,000	Nordson Corporation	282,360
6,000	Polaris Industries, Inc.	360,600
5,000	The Corporate Executive Board Company	195,950
9,000	The Timken Company	378,090
6,000	Thomas & Betts Corporation(a)	312,060
4,000	Towers Watson & Company, Class A	260,640
4,000	Triumph Group, Inc.	237,960
7,000	Wabtec Corporation	477,750
		10,123,770
Information Technology — 10.1%
7,000	Alliance Data Systems Corporation(a)	716,870
5,000	ANSYS, Inc.(a)	309,850
9,000	Avnet, Inc.(a)	268,110
7,000	FactSet Research Systems, Inc.	652,610
19,000	Fairchild Semiconductor International, Inc.(a)	246,050
12,000	Gartner, Inc.(a)	453,960
10,000	Gentex Corporation	294,800
9,000	Lam Research Corporation(a)	366,930
15,000	NCR Corporation(a)	262,350
6,500	Plantronics, Inc.	223,990
45,000	RF Micro Devices, Inc.(a)	280,350
10,000	Semtech Corporation(a)	232,000
11,000	Skyworks Solutions, Inc.(a)	179,410
4,000	Tech Data Corporation(a)	196,920
14,000	TIBCO Software, Inc.(a)	383,600
		5,067,800

Shares	Security Description	Value
Common Stocks — (continued)
Materials — 7.1%
9,000	Albemarle Corporation	$490,770
6,500	AptarGroup, Inc.	330,135
9,000	Ashland, Inc.	500,580
6,000	Domtar Corporation	471,180
2,000	NewMarket Corporation	395,780
9,000	Rock-Tenn Company, Class A	524,250
8,500	Silgan Holdings, Inc.	330,990
17,000	Temple-Inland, Inc.	541,110
		3,584,795
Telecommunication Services — 0.7%
20,000	TW Telecom, Inc.(a)	375,800
Utilities — 7.1%
11,000	Alliant Energy Corporation	464,310
6,000	Cleco Corporation	216,840
5,000	Energen Corporation	253,600
10,400	National Fuel Gas Company	602,680
10,500	NSTAR	477,645
14,000	OGE Energy Corporation	741,440
21,000	Questar Corporation	405,300
13,000	UGI Corporation	389,480
		3,551,295
Total Common Stocks		49,558,740
Investment Companies — 1.6%
800,073	Performance Money Market Fund, Institutional Class, 0.03%(b)(c)	800,073
Total Investment Companies		800,073
Total Investments (Cost $39,362,953) — 100.1%		50,358,813
Liabilities in excess of other assets — (0.1)%		(59,797)
NET ASSETS — 100.0%		$50,299,016

(a)	Non-income producing security.
(b)	Investment in affiliate.
(c)	Rate reflects the 7 day effective yield at November 30, 2011.

See notes to financial statements.

Performance Funds Trust
The Leaders Equity Fund
Schedule of Portfolio Investments
November 30, 2011 (Unaudited)

Shares	Security Description	Value
Common Stocks — 97.6%
Consumer Discretionary — 31.3%
2,000	AutoZone, Inc.(a)	$656,760
11,000	Bed Bath & Beyond, Inc.(a)	665,610
15,000	DIRECTV, Inc., Class A(a)	708,300
9,000	Dollar Tree, Inc.(a)	733,410
26,000	Macy's, Inc.	840,580
15,000	PetSmart, Inc.	723,750
1,000	Priceline.com, Inc.(a)	485,890
5,000	Ralph Lauren Corporation	709,300
9,000	Tiffany & Company	603,360
9,000	Tractor Supply Company	650,070
9,000	Under Armour, Inc., Class A(a)	731,970
40,000	ValueClick, Inc.(a)	618,400
		8,127,400
Consumer Staples — 8.7%
17,000	Starbucks Corporation	739,160
7,000	The Estee Lauder Companies, Inc., Class A	825,860
10,000	Whole Foods Market, Inc.	681,000
		2,246,020
Energy — 2.6%
11,000	EQT Corporation	682,110
Health Care — 14.0%
16,000	Aetna, Inc.	669,120
9,000	Humana, Inc.	798,120
1,800	Intuitive Surgical, Inc.(a)	781,578
7,000	Perrigo Company	685,300
14,000	UnitedHealth Group, Inc.	682,780
		3,616,898
Industrials — 17.4%
12,000	Clean Harbors, Inc.(a)	719,640
19,000	Fastenal Company	791,350
10,000	Kansas City Southern(a)	680,300

Shares	Security Description	Value
Common Stocks — (continued)
Industrials — (continued)
13,000	Kirby Corporation(a)	$835,640
12,000	Polaris Industries, Inc.	721,200
13,000	Triumph Group, Inc.	773,370
		4,521,500
Information Technology — 16.2%
7,000	Alliance Data Systems Corporation(a)	716,870
2,000	Apple, Inc.(a)	764,400
58,000	Cadence Design Systems, Inc.(a)	634,520
2,000	MasterCard, Inc., Class A	749,100
14,000	MICROS Systems, Inc.(a)	660,380
25,000	TIBCO Software, Inc.(a)	685,000
		4,210,270
Materials — 4.5%
4,000	CF Industries Holdings, Inc.	559,200
3,000	NewMarket Corporation	593,670
		1,152,870
Utilities — 2.9%
25,000	PPL Corporation	750,500
Total Common Stocks		25,307,568
Investment Companies — 2.4%
631,373	Performance Money Market Fund, Institutional Class, 0.03%(b)(c)	631,373
Total Investment Companies		631,373
Total Investments (Cost $22,731,497) — 100.0%		25,938,941
Other assets in excess of liabilities — 0.0%		3,970
NET ASSETS — 100.0%		$25,942,911

(a)	Non-income producing security.
(b)	Investment in affiliate.
(c)	Rate reflects the 7 day effective yield at November 30, 2011.

See notes to financial statements.

Performance Funds Trust

Statements of Assets and Liabilities
November 30, 2011 (Unaudited)

	The Money Market Fund	The U.S. Treasury Money Market Fund	The Short Term Government Income Fund
Assets:
Investments in unaffiliated securities, at value	$487,238,708	$139,355,121	$82,640,888
Investments in affiliated securities, at value	—	—	2,052,212
Repurchase agreements, at value	8,378,412	—	—
Total Investments, at value	495,617,120	139,355,121	84,693,100
Cash	—	—	450
Interest and dividends receivable	5,057	—	414,004
Receivable for capital shares issued	—	—	13,212
Receivable for investments sold	—	—	—
Receivable from Advisor	80,432	21,892	—
Prepaid expenses	31,907	3,942	6,955
Total Assets	495,734,516	139,380,955	85,127,721
Liabilities:
Dividends payable	12,792	—	28,234
Payable for investments purchased	—	—	—
Payable for capital shares redeemed	—	—	43,377
Accrued expenses and other liabilities:
Advisory	—	—	27,954
Administration	5,737	1,473	978
Service Organization	—	—	4,227
Accounting	3,097	2,861	3,086
Distribution	73	—	1,099
Custodian	17,372	4,416	2,795
Transfer agent	11,988	2,125	3,421
Trustee	256	243	—
Chief Compliance Officer	11,643	2,613	1,674
Other	84,271	19,983	11,981
Total Liabilities	147,229	33,714	128,826
Net Assets	$495,587,287	$139,347,241	$84,998,895
Composition of Net Assets:
Capital	$495,590,728	$139,344,010	$86,218,868
Accumulated (distributions in excess of) net investment income	(513)	(4)	(1)
Accumulated net realized gains/(losses) from investment transactions	(2,928)	3,235	(1,724,103)
Net unrealized appreciation on investments	—	—	504,131
Net Assets	$495,587,287	$139,347,241	$84,998,895
Net Assets:
Institutional Class Shares	$486,881,067	$139,347,241	$79,687,805
Class A Shares	8,706,220	—	5,311,090
Class B Shares	—	—	—
Total Net Assets	$495,587,287	$139,347,241	$84,998,895
Shares Outstanding:
Institutional Class Shares	486,873,092	139,357,107	8,050,078
Class A Shares	8,707,905	—	536,907
Class B Shares	—	—	—
Net Asset Value, Offering Price and Redemption Price per share:
Institutional Class Shares	$1.00	$1.00	$9.90
Class A Shares	$1.00	—	$9.89
Class B Shares(a)	—	—	—
Maximum Sales Charge:
Class A Shares	N/A	N/A	3.00%
Maximum Offering Price per share (Net Asset Value/(100%-maximum sales charge)) Class A Shares	$—	$—	$10.20
Investments in unaffiliated securities, at cost	$495,617,120	$139,355,121	$82,136,757
Investments in affiliated securities, at cost	—	—	2,052,212
Total Investments, at cost	$495,617,120	$139,355,121	$84,188,969

(a)	Redemption price per share varies on length of time share are held.

See notes to financial statements.

	The Intermediate Term Income Fund	The Strategic Dividend Fund	The Large Cap Equity Fund	The Mid Cap Equity Fund	The Leaders Equity Fund
Assets:
Investments in unaffiliated securities, at value	$72,529,214	$40,722,099	$53,429,203	$49,558,740	$25,307,568
Investments in affiliated securities, at value	1,342,026	5,592,230	1,975,775	800,073	631,373
Repurchase agreements, at value	—	—	—	—	—
Total Investments, at value	73,871,240	46,314,329	55,404,978	50,358,813	25,938,941
Cash	—	—	—	—	—
Interest and dividends receivable	533,916	145,928	151,905	34,825	13,757
Receivable for capital shares issued	42,306	10,870	208,597	20,936	4,420
Receivable for investments sold	—	—	1,342,409	—	—
Receivable from Advisor	—	—	—	—	—
Prepaid expenses	5,760	6,052	15,569	15,866	15,246
Total Assets	74,453,222	46,477,179	57,123,458	50,430,440	25,972,364
Liabilities:
Dividends payable	141,069	64,031	29,735	—	—
Payable for investments purchased	—	—	1,335,868	—	—
Payable for capital shares redeemed	37,623	26,769	5,725	80,354	1,936
Accrued expenses and other liabilities:
Advisory	28,084	19,310	26,685	30,455	14,251
Administration	862	517	605	523	275
Service Organization	3,525	2,240	1,647	1,540	866
Accounting	3,671	2,922	3,098	3,139	2,875
Distribution	1,627	1,247	2,743	3,209	453
Custodian	2,442	1,498	1,779	1,624	841
Transfer agent	3,475	2,059	8,970	6,594	3,609
Trustee	—	—	—	—	—
Chief Compliance Officer	1,358	643	871	1,139	460
Other	10,497	383	6,022	2,847	3,887
Total Liabilities	234,233	121,619	1,423,748	131,424	29,453
Net Assets	$74,218,989	$46,355,560	$55,699,710	$50,299,016	$25,942,911
Composition of Net Assets:
Capital	$66,876,692	$43,578,009	$52,777,353	$55,179,798	$34,334,186
Accumulated (distributions in excess of) net investment income	10,737	112,139	34,556	(51,134)	(90,197)
Accumulated net realized gains/(losses) from investment transactions	173,545	(2,264,886)	(6,702,195)	(15,825,508)	(11,508,522)
Net unrealized appreciation on investments	7,158,015	4,930,298	9,589,996	10,995,860	3,207,444
Net Assets	$74,218,989	$46,355,560	$55,699,710	$50,299,016	$25,942,911
Net Assets:
Institutional Class Shares	$66,111,737	$40,272,965	$42,122,497	$34,921,271	$23,828,026
Class A Shares	8,107,252	6,082,595	13,532,141	15,197,678	2,064,837
Class B Shares	—	—	45,072	180,067	50,048
Total Net Assets	$74,218,989	$46,355,560	$55,699,710	$50,299,016	$25,942,911
Shares Outstanding:
Institutional Class Shares	5,960,197	3,654,115	4,799,208	3,215,499	3,131,274
Class A Shares	731,634	551,424	1,567,647	1,463,037	279,721
Class B Shares	—	—	5,807	20,676	7,460
Net Asset Value, Offering Price and Redemption Price per share:
Institutional Class Shares	$11.09	$11.02	$8.78	$10.86	$7.61
Class A Shares	$11.08	$11.03	$8.63	$10.39	$7.38
Class B Shares(a)	—	—	$7.76	$8.71	$6.71
Maximum Sales Charge:
Class A Shares	5.25%	5.25%	5.25%	5.25%	5.25%
Maximum Offering Price per share (Net Asset Value/(100%-maximum sales charge) Class A Shares	$11.69	$11.64	$9.11	$10.97	$7.79
Investments in unaffiliated securities, at cost	$65,371,199	$35,791,801	$43,839,207	$38,562,880	$22,100,124
Investments in affiliated securities, at cost	1,342,026	5,592,230	1,975,775	800,073	631,373
Total Investments, at cost	$66,713,225	$41,384,031	$45,814,982	$39,362,953	$22,731,497

See notes to financial statements.

Performance Funds Trust
Statements of Operations
For the six months ended November 30, 2011 (Unaudited)

	The Money Market Fund	The U.S. Treasury Money Market Fund	The Short Term Government Income Fund
Investment Income:
Interest	$169,785	$12,861	$613,713
Dividend	—	19	—
Income from securities lending	58,215	—	—
Income from affiliates	—	—	250
Total Investment Income	228,000	12,880	613,963
Expenses:
Advisory	787,373	187,038	175,856
Administration	150,909	35,845	25,279
Distribution:
Class A Shares	16,833	—	9,296
Class B Shares	—	—	—
Service Organization:
Institutional Class Shares	—	—	26,761
Class A Shares	—	—	—
Accounting	17,907	16,568	18,021
Audit	41,633	9,687	7,318
Custodian	104,984	24,938	17,586
Legal	47,756	9,745	8,088
Registration and filing	17,550	1,160	4,107
Chief Compliance Officer	30,911	7,058	5,060
Shareholder reports	17,172	4,041	2,872
Transfer agent	30,812	5,622	9,989
Trustee	25,475	5,826	4,136
Other	44,196	14,036	7,008
Total expenses before fee reductions	1,333,511	321,564	321,377
Advisory reductions and/or reimbursements	(1,167,363)	(317,574)	—
Distributor reductions	(16,352)	—	(2,656)
Net Expenses	149,796	3,990	318,721
Net Investment Income/(Loss)	78,204	8,890	295,242
Net Realized/Unrealized Gains/(Losses) from Investments:
Net realized gains/(losses) from investment transactions	475	1,261	25,046
Change in unrealized appreciation/ depreciation on investments	—	—	(366,165)
Net realized/unrealized gains/(losses) from Investments	475	1,261	(341,119)
Change in net assets resulting from operations	$78,679	$10,151	$(45,877)

See notes to financial statements.

Performance Funds Trust
Statements of Operations (continued)
For the six months ended November 30, 2011 (Unaudited)

	The Intermediate Term Income Fund	The Strategic Dividend Fund	The Large Cap Equity Fund	The Mid Cap Equity Fund	The Leaders Equity Fund
Investment Income:
Interest	$1,577,241	$—	$—	$—	$—
Dividend	—	656,934	513,181	298,035	74,648
Income from securities lending	—	—	—	—	—
Income from affiliates	122	776	236	211	119
Total Investment Income	1,577,363	657,710	513,417	298,246	74,767
Expenses:
Advisory	187,864	159,912	145,569	211,830	130,216
Administration	21,604	12,260	13,950	16,240	7,487
Distribution:
Class A Shares	13,304	10,161	23,344	27,601	3,599
Class B Shares	—	—	235	1,147	256
Service Organization:
Institutional Class Shares	21,820	12,772	8,154	11,367	5,360
Class A Shares	53	—	12	—	—
Accounting	21,772	17,087	18,036	17,949	16,849
Audit	6,204	3,597	2,468	4,938	2,217
Custodian	15,029	8,529	9,705	11,298	5,209
Legal	6,469	3,364	4,357	5,964	2,495
Registration and filing	3,488	4,532	14,796	15,104	14,536
Chief Compliance Officer	4,251	2,255	2,692	3,419	1,498
Shareholder reports	2,559	1,352	1,686	1,952	875
Transfer agent	10,242	16,861	27,207	20,044	10,734
Trustee	3,439	1,774	2,164	2,818	1,180
Other	5,828	3,357	4,232	5,595	2,700
Total expenses before fee reductions	323,926	257,813	278,607	357,266	205,211
Advisory reductions and/or reimbursements	(15,029)	(45,604)	—	—	(39,218)
Distributor reductions	(3,801)	(2,903)	(6,670)	(7,886)	(1,029)
Net Expenses	305,096	209,306	271,937	349,380	164,964
Net Investment Income/(Loss)	1,272,267	448,404	241,480	(51,134)	(90,197)
Net Realized/Unrealized Gains/(Losses) from Investments:
Net realized gains/(losses) from investment transactions	72,646	(389,223)	1,111,394	4,371,565	658,412
Change in unrealized appreciation/ depreciation on investments	834,226	(935,097)	(2,719,155)	(10,962,920)	(4,726,413)
Net realized/unrealized gains/(losses) from Investments	906,872	(1,324,320)	(1,607,761)	(6,591,355)	(4,068,001)
Change in net assets resulting from operations	$2,179,139	$(875,916)	$(1,366,281)	$(6,642,489)	$(4,158,198)

See notes to financial statements.

Performance Funds Trust
Statements of Changes in Net Assets

	The Money Market Fund		The U.S. Treasury Money Market Fund
	For the six months ended November 30, 2011	For the year ended May 31, 2011	For the six months ended November 30, 2011	For the year ended May 31, 2011
	(Unaudited)		(Unaudited)
Investment Activities:
Operations:
Net investment income	$78,204	$231,502	$8,890	$25,487
Net realized gains from investment transactions	475	28	1,261	1,974
Change in unrealized appreciation/ depreciation from investments	—	—	—	—
Change in net assets resulting from operations	78,679	231,530	10,151	27,461
Dividends:
From net investment income:
Institutional Class Shares	(77,249)	(228,365)	(8,892)	(27,526)
Class A Shares	(960)	(3,147)	—	—
From net realized gains from investment transactions:
Institutional Class Shares	—	—	—	—
Class A Shares	—	—	—	—
Change in net assets from shareholder dividends	(78,209)	(231,512)	(8,892)	(27,526)
Change in net assets from capital transactions	(22,525,270)	(84,047,335)	26,968,835	(54,111,034)
Change in net assets	(22,524,800)	(84,047,317)	26,970,094	(54,111,099)
Net Assets:
Beginning of year	518,112,087	602,159,404	112,377,147	166,488,246
End of year	$495,587,287	$518,112,087	$139,347,241	$112,377,147
Accumulated (distributions in excess of) net investment income	$(513)	$(508)	$(4)	$(2)

See notes to financial statements.

Performance Funds Trust
Statements of Changes in Net Assets (continued)

	The Short Term Government Income Fund		The Intermediate Term Income Fund
	For the six months ended November 30, 2011	For the year ended May 31, 2011	For the six months ended November 30, 2011	For the year ended May 31, 2011
	(Unaudited)		(Unaudited)
Investment Activities:
Operations:
Net investment income	$295,242	$967,687	$1,272,267	$2,677,746
Net realized gains from investment transactions	25,046	81,781	72,646	157,200
Change in unrealized appreciation/ depreciation from investments	(366,165)	(307,369)	834,226	647,859
Change in net assets resulting from operations	(45,877)	742,099	2,179,139	3,482,805
Dividends:
From net investment income:
Institutional Class Shares	(282,139)	(937,437)	(1,138,235)	(2,406,111)
Class A Shares	(13,101)	(53,577)	(121,055)	(270,659)
Class B Shares	—	—	—	—
From net realized gains from investment transactions:
Institutional Class Shares	—	—	—	(29,416)
Class A Shares	—	—	—	(3,539)
Change in net assets from shareholder dividends	(295,240)	(991,014)	(1,259,290)	(2,709,725)
Change in net assets from capital transactions	(5,090,021)	4,167,020	2,223,656	(6,345,160)
Change in net assets	(5,431,138)	3,918,105	3,143,505	(5,572,080)
Net Assets:
Beginning of year	90,430,033	86,511,928	71,075,484	76,647,564
End of year	$84,998,895	$90,430,033	$74,218,989	$71,075,484
Accumulated (distributions in excess of) net investment income	$(1)	$(3)	$10,737	$(2,240)

See notes to financial statements.

Performance Funds Trust
Statements of Changes in Net Assets (continued)

	The Money Market Fund		The U.S. Treasury Money Market Fund
	For the six months ended November 30, 2011	For the year ended May 31, 2011	For the six months ended November 30, 2011	For the year ended May 31, 2011
	(Unaudited)		(Unaudited)
Capital Transactions:
Institutional Class Shares:
Proceeds from shares issued	$446,869,610	$796,123,008	$115,667,821	$216,267,555
Dividends reinvested	74	224	—	—
Cost of shares redeemed	(467,952,096)	(878,599,706)	(88,698,986)	(270,378,590)
Institutional Class Shares capital transactions	(21,082,412)	(82,476,474)	26,968,835	(54,111,034)
Class A Shares:
Proceeds from shares issued	1,451,292	4,444,034	—	—
Dividends reinvested	960	3,145	—	—
Cost of shares redeemed	(2,895,110)	(6,018,040)	—	—
Class A Shares capital transactions	(1,442,858)	(1,570,861)	—	—
Change in net assets from capital transactions	$(22,525,270)	$(84,047,335)	$26,968,835	$(54,111,034)
Share Transactions:
Institutional Class Shares:
Issued	446,869,610	796,123,008	115,667,821	216,267,555
Reinvested	74	224	—	—
Redeemed	(467,952,096)	(878,599,706)	(88,698,986)	(270,378,590)
Change in Institutional Class Shares	(21,082,412)	(82,476,474)	26,968,835	(54,111,035)
Class A Shares:
Issued	1,451,292	4,444,034	—	—
Reinvested	960	3,145	—	—
Redeemed	(2,895,110)	(6,018,040)	—	—
Change in Class A Shares	(1,442,858)	(1,570,861)	—	—
Change in shares	(22,525,270)	(84,047,335)	26,968,835	(54,111,035)

See notes to financial statements.

Performance Funds Trust
Statements of Changes in Net Assets (continued)

	The Short Term Government Income Fund		The Intermediate Term Income Fund
	For the six months ended November 30, 2011	For the year ended May 31, 2011	For the six months ended November 30, 2011	For the year ended May 31, 2011
	(Unaudited)		(Unaudited)
Capital Transactions:
Institutional Class Shares:
Proceeds from shares issued	$4,699,282	$21,836,222	$9,191,242	$11,237,797
Dividends reinvested	68,259	271,379	270,207	695,888
Cost of shares redeemed	(9,955,448)	(16,885,533)	(7,861,252)	(17,779,215)
Institutional Class Shares capital transactions	(5,187,907)	5,222,068	1,600,197	(5,845,530)
Class A Shares:
Proceeds from shares issued	470,682	787,224	1,490,623	1,283,872
Dividends reinvested	12,771	52,563	119,221	268,457
Cost of shares redeemed	(385,567)	(1,894,835)	(986,385)	(2,051,959)
Class A Shares capital transactions	97,886	(1,055,048)	623,459	(499,630)
Change in net assets from capital transactions	$(5,090,021)	$4,167,020	$2,223,656	$(6,345,160)
Share Transactions:
Institutional Class Shares:
Issued	473,543	2,194,504	836,621	1,029,620
Reinvested	6,883	27,275	24,458	63,658
Redeemed	(1,003,585)	(1,699,940)	(710,006)	(1,636,069)
Change in Institutional Class Shares	(523,159)	521,839	151,073	(542,791)
Class A Shares:
Issued	47,479	79,127	134,849	117,011
Reinvested	1,289	5,286	10,801	24,592
Redeemed	(38,905)	(190,505)	(89,159)	(188,865)
Change in Class A Shares	9,863	(106,092)	56,491	(47,262)
Change in shares	(513,296)	415,747	207,564	(590,053)

See notes to financial statements.

Performance Funds Trust
Statements of Changes in Net Assets (continued)

	The Strategic Dividend Fund		The Large Cap Equity Fund
	For the six months ended November 30, 2011	For the year ended May 31, 2011	For the six months ended November 30, 2011	For the year ended May 31, 2011
	(Unaudited)		(Unaudited)
Investment Activities:
Operations:
Net investment income/(loss)	$448,404	$727,210	$241,480	$398,205
Net realized gains/(losses) from investment transactions	(389,223)	(920,420)	1,111,394	2,715,368
Change in unrealized appreciation/ depreciation from investments	(935,097)	8,971,169	(2,719,155)	7,726,916
Change in net assets resulting from operations	(875,916)	8,777,959	(1,366,281)	10,840,489
Dividends:
From net investment income:
Institutional Class Shares	(292,316)	(548,053)	(168,753)	(306,145)
Class A Shares	(38,094)	(47,274)	(50,117)	(90,393)
Class B Shares	—	—	(60)	(98)
Change in net assets from shareholder dividends	(330,410)	(595,327)	(218,930)	(396,636)
Change in net assets from capital transactions	5,297,069	8,108,887	7,382,151	(10,457,351)
Change in net assets	4,090,743	16,291,519	5,796,940	(13,498)
Net Assets:
Beginning of year	42,264,817	25,973,298	49,902,770	49,916,268
End of year	$46,355,560	$42,264,817	$55,699,710	$49,902,770
Accumulated (distributions in excess of) net investment income	$112,139	$(5,855)	$34,556	$12,006

See notes to financial statements.

Performance Funds Trust
Statements of Changes in Net Assets (continued)

	The Mid Cap Equity Fund		The Leaders Equity Fund
	For the six months ended November 30, 2011	For the year ended May 31, 2011	For the six months ended November 30, 2011	For the year ended May 31, 2011
	(Unaudited)		(Unaudited)
Investment Activities:
Operations:
Net investment income/(loss)	$(51,134)	$(40,526)	$(90,197)	$(128,302)
Net realized gains/ (losses) from investment transactions	4,371,565	6,194,980	658,412	3,803,418
Change in unrealized appreciation/ depreciation from investments	(10,962,920)	11,547,997	(4,726,413)	4,556,657
Change in net assets resulting from operations	(6,642,489)	17,702,451	(4,158,198)	8,231,773
Dividends:
From net investment income:
Institutional Class Shares	—	—	—	—
Class A Shares	—	—	—	—
Class B Shares	—	—	—	—
Change in net assets from shareholder dividends	—	—	—	—
Change in net assets from capital transactions	(18,419,741)	(4,862,845)	138,478	(3,007,006)
Change in net assets	(25,062,230)	12,839,606	(4,019,720)	5,224,767
Net Assets:
Beginning of year	75,361,246	62,521,640	29,962,631	24,737,864
End of year	$50,299,016	$75,361,246	$25,942,911	$29,962,631
Accumulated (distributions in excess of) net investment income	$(51,134)	$—	$(90,197)	$—

See notes to financial statements.

Performance Funds Trust
Statements of Changes in Net Assets (continued)

	The Strategic Dividend Fund		The Large Cap Equity Fund
	For the six months ended November 30, 2011	For the year ended May 31, 2011	For the six months ended November 30, 2011	For the year ended May 31, 2011
	(Unaudited)		(Unaudited)
Capital Transactions:
Institutional Class Shares:
Proceeds from shares issued	$6,824,730	$9,380,732	$10,267,125	$3,601,903
Dividends reinvested	57,818	133,894	75,294	159,555
Cost of shares redeemed	(1,924,481)	(5,278,167)	(2,606,626)	(13,763,593)
Institutional Class Shares capital transactions	4,958,067	4,236,459	7,735,793	(10,002,135)
Class A Shares:
Proceeds from shares issued	1,068,056	4,422,230	497,212	989,266
Dividends reinvested	37,925	46,662	49,673	89,726
Cost of shares redeemed	(766,979)	(596,464)	(894,016)	(1,504,107)
Class A Shares capital transactions	339,002	3,872,428	(347,131)	(425,115)
Class B Shares:
Proceeds from shares issued	—	—	706	1,551
Dividends reinvested	—	—	60	97
Cost of shares redeemed	—	—	(7,277)	(31,749)
Class B Shares capital transactions	—	—	(6,511)	(30,101)
Change in net assets from capital transactions	$5,297,069	$8,108,887	$7,382,151	$(10,457,351)
Share Transactions:
Institutional Class Shares:
Issued	647,448	943,014	1,244,996	452,208
Reinvested	5,283	13,285	8,782	19,776
Redeemed	(175,484)	(511,346)	(307,002)	(1,662,951)
Change in Institutional Class Shares	477,247	444,953	946,776	(1,190,967)
Class A Shares:
Issued	100,297	411,840	58,759	121,261
Reinvested	3,449	4,439	5,905	11,160
Redeemed	(70,817)	(56,667)	(107,200)	(185,953)
Change in Class A Shares	32,929	359,612	(42,536)	(53,532)
Class B Shares:
Issued	—	—	95	212
Reinvested	—	—	8	14
Redeemed	—	—	(946)	(4,414)
Change in Class B Shares	—	—	(843)	(4,188)
Change in shares	510,176	804,565	903,397	(1,248,687)

See notes to financial statements.

Performance Funds Trust
Statements of Changes in Net Assets (continued)

	The Mid Cap Equity Fund		The Leaders Equity Fund
	For the six months ended November 30, 2011	For the year ended May 31, 2011	For the six months ended November 30, 2011	For the year ended May 31, 2011
	(Unaudited)		(Unaudited)
Capital Transactions:
Institutional Class Shares:
Proceeds from shares issued	$1,370,439	$15,113,719	$1,279,370	$1,744,593
Dividends reinvested	—	—	—	—
Cost of shares redeemed	(18,434,887)	(18,403,418)	(1,214,913)	(4,952,129)
Institutional Class Shares capital transactions	(17,064,448)	(3,289,699)	64,457	(3,207,536)
Class A Shares:
Proceeds from shares issued	783,231	1,322,663	194,635	554,200
Dividends reinvested	—	—	—	—
Cost of shares redeemed	(2,040,803)	(2,806,594)	(120,738)	(311,301)
Class A Shares capital transactions	(1,257,572)	(1,483,931)	73,897	242,899
Class B Shares:
Proceeds from shares issued	375	6,095	1,200	3,400
Dividends reinvested	—	—	—	—
Cost of shares redeemed	(98,096)	(95,310)	(1,076)	(45,769)
Class B Shares capital transactions	(97,721)	(89,215)	124	(42,369)
Change in net assets from capital transactions	$(18,419,741)	$(4,862,845)	$138,478	$(3,007,006)
Share Transactions:
Institutional Class Shares:
Issued	129,662	1,534,424	173,558	232,062
Reinvested	—	—	—	—
Redeemed	(1,703,004)	(1,931,051)	(152,385)	(663,958)
Change in Institutional Class Shares	(1,573,342)	(396,627)	21,173	(431,896)
Class A Shares:
Issued	78,228	133,021	25,097	70,799
Reinvested	—	—	—	—
Redeemed	(200,914)	(296,145)	(15,811)	(43,944)
Change in Class A Shares	(122,686)	(163,124)	9,286	26,855
Class B Shares:
Issued	44	808	180	513
Reinvested	—	—	—	—
Redeemed	(11,080)	(11,273)	(175)	(6,822)
Change in Class B Shares	(11,036)	(10,465)	5	(6,309)
Change in shares	(1,707,064)	(570,216)	30,464	(411,350)

See notes to financial statements.

Performance Funds Trust
The Money Market Fund

Financial Highlights

Selected data for a share outstanding throughout the period indicated.

		Investment Activities						Dividends
	Net Asset Value, Beginning of Period	Net Investment Income		Net Realized and Unrealized Gains/(Losses) on Investments		Total from Investment Activities		Net Investment Income		Total Dividends
Institutional Class Shares
Six Months Ended November 30, 2011 (Unaudited)	$1.00	$	—*	$	—*	$	—*	$	—*	$	—*
Year Ended May 31, 2011	$1.00	$	—*	$	—*	$	—*	$	—*	$	—*
Year Ended May 31, 2010	$1.00	$	—*	$	—*	$	—*	$	—*	$	—*
Year Ended May 31, 2009	$1.00		$0.01	$	—*		$0.01		$(0.01)		$(0.01)
Year Ended May 31, 2008	$1.00		$0.04	$	—*		$0.04		$(0.04)		$(0.04)
Year Ended May 31, 2007	$1.00		$0.05	$	—*		$0.05		$(0.05)		$(0.05)
Class A Shares
Six Months Ended November 30, 2011 (Unaudited)	$1.00	$	—*	$	—*	$	—*	$	—*	$	—*
Year Ended May 31, 2011	$1.00	$	—*	$	—*	$	—*	$	—*	$	—*
Year Ended May 31, 2010	$1.00	$	—*	$	—*	$	—*	$	—*	$	—*
Year Ended May 31, 2009	$1.00		$0.01	$	—*		$0.01		$(0.01)		$(0.01)
Year Ended May 31, 2008	$1.00		$0.03	$	—*		$0.03		$(0.03)		$(0.03)
Year Ended May 31, 2007	$1.00		$0.05	$	—*		$0.05		$(0.05)		$(0.05)

*	Less than $0.005 per share.
(a)	Not annualized for periods less than one year.
(b)	During the year ended May 31, 2011, the Fund received monies related to the BISYS Fair Fund distribution. The distribution related to past marketing arrangements. Had this payment not been received, the Total Return and Ratio of Net Investment Income to Average Net Assets would have been lower by 0.01% and 0.01%, respectively.
(c)	Annualized for periods less than one year.
(d)	During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratio would be as indicated.

See notes to financial statements.

Performance Funds Trust
The Money Market Fund (continued)

Financial Highlights

	Net Asset Value, End of Period	Total Return(a)(b)	Net Assets at End of Period (000's)	Ratio of Expenses to Average Net Assets(c)	Ratio of Net Investment Income to Average Net Assets(b)(c)	Ratio of Expenses to Average Net Assets(c)(d)
Institutional Class Shares
Six Months Ended November 30, 2011 (Unaudited)	$1.00	0.02%	$486,881	0.06%	0.03%	0.50%
Year Ended May 31, 2011	$1.00	0.04%	$507,963	0.14%	0.04%	0.50%
Year Ended May 31, 2010	$1.00	0.05%	$590,439	0.24%	0.05%	0.50%
Year Ended May 31, 2009	$1.00	0.97%	$692,904	0.48%	0.96%	0.52%
Year Ended May 31, 2008	$1.00	3.78%	$695,529	0.48%	3.56%	0.52%
Year Ended May 31, 2007	$1.00	4.86%	$451,062	0.48%	4.75%	0.52%
Class A Shares
Six Months Ended November 30, 2011 (Unaudited)	$1.00	0.01%	$8,706	0.07%	0.02%	0.85%
Year Ended May 31, 2011	$1.00	0.03%	$10,149	0.15%	0.03%	0.85%
Year Ended May 31, 2010	$1.00	0.02%	$11,720	0.26%	0.02%	0.85%
Year Ended May 31, 2009	$1.00	0.78%	$14,568	0.67%	0.87%	0.87%
Year Ended May 31, 2008	$1.00	3.52%	$22,338	0.73%	3.49%	0.87%
Year Ended May 31, 2007	$1.00	4.60%	$29,016	0.73%	4.50%	0.87%

See notes to financial statements.

Performance Funds Trust
The U.S. Treasury Money Market Fund
Financial Highlights

Selected data for a share outstanding throughout the period indicated.

		Investment Activities						Dividends
	Net Asset Value, Beginning of Period	Net Investment Income		Net Realized and Unrealized Gains/(Losses) on Investments		Total from Investment Activities		Net Investment Income		Total Dividends
The U.S. Treasury Money Market Fund Institutional Class Shares
Six Months Ended November 30, 2011 (Unaudited)	$1.00	$	—*	$	—*	$	—*	$	—*	$	—*
Year Ended May 31, 2011	$1.00	$	—*	$	—*	$	—*	$	—*	$	—*
Year Ended May 31, 2010	$1.00	$	—*	$	—*	$	—*	$	—*	$	—*
Year Ended May 31, 2009	$1.00		$0.01	$	—*		$0.01		$(0.01)		$(0.01)
Year Ended May 31, 2008(e)	$1.00		$0.02	$	—*		$0.02		$(0.02)		$(0.02)

*	Less than $0.005 per share.
(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratio would be as indicated.
(d)	Less than 0.01%
(e)	Fund commenced operations on September 18, 2007.

See notes to financial statements.

Performance Funds Trust
The U.S. Treasury Money Market Fund (continued)
Financial Highlights

	Net Asset Value, End of Period	Total Return(a)	Net Assets at End of Period (000’s)	Ratio of Expenses to Average Net Assets(b)	Ratio of Net Investment Income to Average Net Assets(b)	Ratio of Expenses to Average Net Assets(b)(c)
The U.S. Treasury Money Market Fund Institutional Class Shares
Six Months Ended November 30, 2011 (Unaudited)	$1.00	0.01%	$139,347	0.01%	0.01%	0.52%
Year Ended May 31, 2011	$1.00	0.02%	$112,377	0.11%	0.02%	0.51%
Year Ended May 31, 2010	$1.00	0.03%	$166,488	0.11%	—% (d)	0.50%
Year Ended May 31, 2009	$1.00	0.54%	$116,007	0.25%	0.50%	0.52%
Year Ended May 31, 2008(e)	$1.00	1.68%	$141,950	0.36%	2.32%	0.56%

See notes to financial statements.

Performance Funds Trust
The Short Term Government Income Fund
Financial Highlights

Selected data for a share outstanding throughout the period indicated.

		Investment Activities				Dividends
	Net Asset Value, Beginning of Period	Net Investment Income	Net Realized and Unrealized Gains/(Losses) on Investments		Total from Investment Activities	Net Investment Income	Total Dividends
Institutional Class Shares
Six Months Ended November 30, 2011 (Unaudited)	$9.94	$0.03		$(0.04)	$(0.01)	$(0.03)	$(0.03)
Year Ended May 31, 2011	$9.96	$0.11		$(0.02)	$0.09	$(0.11)	$(0.11)
Year Ended May 31, 2010	$9.96	$0.18	$	—*	$0.18	$(0.18)	$(0.18)
Year Ended May 31, 2009	$9.92	$0.33		$0.04	$0.37	$(0.33)	$(0.33)
Year Ended May 31, 2008	$9.71	$0.38		$0.21	$0.59	$(0.38)	$(0.38)
Year Ended May 31, 2007	$9.66	$0.35		$0.07	$0.42	$(0.37)	$(0.37)
Class A Shares
Six Months Ended November 30, 2011 (Unaudited)	$9.93	$0.02		$(0.04)	$(0.02)	$(0.02)	$(0.02)
Year Ended May 31, 2011	$9.96	$0.09		$(0.03)	$0.06	$(0.09)	$(0.09)
Year Ended May 31, 2010	$9.95	$0.16		$0.01	$0.17	$(0.16)	$(0.16)
Year Ended May 31, 2009	$9.92	$0.31		$0.03	$0.34	$(0.31)	$(0.31)
Year Ended May 31, 2008	$9.70	$0.36		$0.22	$0.58	$(0.36)	$(0.36)
Year Ended May 31, 2007	$9.65	$0.33		$0.07	$0.40	$(0.35)	$(0.35)

*	Less than $0.005 per share.
(a)	During the period ended May 31, 2008, Trustmark reimbursed amounts to certain Funds related to past marketing arrangements. Had this payment not been received, the Total Return and Ratio of Net Investment Income to Average Net Assets would have been lower by 0.05% and 0.05%, respectively and the Ratio of Expenses to Average Net Assets would have been higher by 0.05%.
(b)	During the year ended May 31, 2011, the Fund received monies related to the BISYS Fair Fund distribution. The distribution related to past marketing arrangements. Had this payment not been received, the Total Return and the Ratio of Net Investment Income to Average Net Assets would have been lower by 0.01% and 0.01%, respectively.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratio would be as indicated.
(f)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

Performance Funds Trust
The Short Term Government Income Fund (continued)
Financial Highlights

	Net Asset Value, End of Period	Total Return (Excludes Sales Charge)(a)(b)(c)	Net Assets at End of Period (000’s)	Ratio of Expenses to Average Net Assets(a)(d)	Ratio of Net Investment Income to Average Net Assets(a)(b)(d)	Ratio of Expenses to Average Net Assets(d)(e)	Portfolio Turnover(c)(f)
Institutional Class Shares
Six Months Ended November 30, 2011 (Unaudited)	$9.90	(0.06)%	$79,688	0.71%	0.68%	0.71%	33.43%
Year Ended May 31, 2011	$9.94	0.93%	$85,196	0.71%	1.10%	0.71%	23.77%
Year Ended May 31, 2010	$9.96	1.81%	$80,209	0.72%	1.78%	0.72%	66.00%
Year Ended May 31, 2009	$9.96	3.75%	$75,152	0.74%	3.27%	0.74%	31.95%
Year Ended May 31, 2008	$9.92	6.14%	$64,546	0.77%	3.76%	0.81%	28.90%
Year Ended May 31, 2007	$9.71	4.44%	$63,663	0.77%	3.64%	0.77%	37.78%
Class A Shares
Six Months Ended November 30, 2011 (Unaudited)	$9.89	(0.16)%	$5,311	0.90%	0.49%	1.00%	33.43%
Year Ended May 31, 2011	$9.93	0.64%	$5,234	0.90%	0.92%	1.00%	23.77%
Year Ended May 31, 2010	$9.96	1.72%	$6,303	0.90%	1.62%	1.00%	66.00%
Year Ended May 31, 2009	$9.95	3.45%	$6,664	0.92%	3.07%	1.02%	31.95%
Year Ended May 31, 2008	$9.92	6.07%	$4,980	0.94%	3.60%	1.09%	28.90%
Year Ended May 31, 2007	$9.70	4.25%	$5,245	0.95%	3.47%	1.05%	37.78%

See notes to financial statements.

Performance Funds Trust
The Intermediate Term Income Fund
Financial Highlights

Selected data for a share outstanding throughout the period indicated.

		Investment Activities			Dividends
	Net Asset Value, Beginning of Period	Net Investment Income	Net Realized and Unrealized Gains on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains		Total Dividends
Institutional Class Shares
Six Months Ended November 30, 2011 (Unaudited)	$10.96	$0.19	$0.13	$0.32	$(0.19)		$—	$(0.19)
Year Ended May 31, 2011	$10.84	$0.40	$0.12	$0.52	$(0.40)	$	— *	$(0.40)
Year Ended May 31, 2010	$10.59	$0.44	$0.26	$0.70	$(0.44)		$(0.01)	$(0.45)
Year Ended May 31, 2009	$10.26	$0.43	$0.34	$0.77	$(0.44)		$—	$(0.44)
Year Ended May 31, 2008	$9.99	$0.45	$0.27	$0.72	$(0.45)		$—	$(0.45)
Year Ended May 31, 2007	$9.95	$0.46	$0.04	$0.50	$(0.46)		$—	$(0.46)
Class A Shares
Six Months Ended November 30, 2011 (Unaudited)	$10.95	$0.18	$0.13	$0.31	$(0.18)		$—	$(0.18)
Year Ended May 31, 2011	$10.83	$0.38	$0.12	$0.50	$(0.38)	$	— *	$(0.38)
Year Ended May 31, 2010	$10.58	$0.41	$0.26	$0.67	$(0.41)		$(0.01)	$(0.42)
Year Ended May 31, 2009	$10.25	$0.41	$0.34	$0.75	$(0.42)		$—	$(0.42)
Year Ended May 31, 2008	$9.98	$0.44	$0.27	$0.71	$(0.44)		$—	$(0.44)
Year Ended May 31, 2007	$9.94	$0.45	$0.04	$0.49	$(0.45)		$—	$(0.45)

*	Less than $0.005 per share.
(a)	Not annualized for periods less than one year.
(b)	During the period ended May 31, 2008, Trustmark reimbursed amounts to certain Funds related to past marketing arrangements. Had this payment not been received, the Total Return and Ratio of Net Investment Income to Average Net Assets would have been lower by 0.05% and 0.05%, respectively and the Ratio of Expenses to Average Net Assets would have been higher by 0.05%.
(c)	During the year ended May 31, 2011, the Fund received monies related to the BISYS Fair Fund distribution. The distribution related to past marketing arrangements. Had this payment not been received, the Total Return and Ratio of Net Investment Income to Average Net Assets would have been lower by 0.01% and 0.02%, respectively.
(d)	Annualized for periods less than one year.
(e)	During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratio would be as indicated.
(f)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

Performance Funds Trust
The Intermediate Term Income Fund (continued)
Financial Highlights

	Net Asset Value, End of Period	Total Return (Excludes Sales Charge)(a)(b)(c)	Net Assets at End of Period (000’s)	Ratio of Expenses to Average Net Assets(b)(d)	Ratio of Net Investment Income to Average Net Assets(b)(c)(d)	Ratio of Expenses to Average Net Assets(d)(e)	Portfolio Turnover(a)(f)
Institutional Class Shares
Six Months Ended November 30, 2011 (Unaudited)	$11.09	2.91%	$66,112	0.79%	3.40%	0.83%	18.03%
Year Ended May 31, 2011	$10.96	4.89%	$63,681	0.80%	3.64%	0.84%	13.11%
Year Ended May 31, 2010	$10.84	6.67%	$68,827	0.80%	4.03%	0.84%	11.62%
Year Ended May 31, 2009	$10.59	7.71%	$55,380	0.81%	4.20%	0.85%	3.88%
Year Ended May 31, 2008	$10.26	7.34%	$70,700	0.81%	4.41%	0.90%	10.56%
Year Ended May 31, 2007	$9.99	5.12%	$78,322	0.86%	4.50%	0.90%	5.62%
Class A Shares
Six Months Ended November 30, 2011 (Unaudited)	$11.08	2.82%	$8,107	0.98%	3.22%	1.12%	18.03%
Year Ended May 31, 2011	$10.95	4.70%	$7,394	0.98%	3.46%	1.12%	13.11%
Year Ended May 31, 2010	$10.83	6.47%	$7,820	0.98%	3.85%	1.12%	11.62%
Year Ended May 31, 2009	$10.58	7.51%	$7,668	1.00%	4.00%	1.14%	3.88%
Year Ended May 31, 2008	$10.25	7.16%	$6,233	0.98%	4.23%	1.17%	10.56%
Year Ended May 31, 2007	$9.98	4.94%	$6,173	0.98%	4.40%	1.12%	5.62%

See notes to financial statements.

Performance Funds Trust
The Strategic Dividend Fund
Financial Highlights

Selected data for a share outstanding throughout the period indicated.

		Investment Activities				Dividends
	Net Asset Value, Beginning of Period	Net Investment Income		Net Realized and Unrealized Gains/(Losses) on Investments	Total from Investment Activities	Net Investment Income	Return of Capital	Net Realized Gains	Total Dividends
Institutional Class Shares
Six Months Ended November 30, 2011 (Unaudited)	$11.44	$0.11		$(0.45)	$(0.34)	$(0.08)	$—	$—	$(0.08)
Year Ended May 31, 2011	$8.98	$0.22		$2.42	$2.64	$(0.18)	$—	$—	$(0.18)
Year Ended May 31, 2010	$7.63	$0.26		$1.34	$1.60	$(0.25)	$—	$—	$(0.25)
Year Ended May 31, 2009	$11.81	$0.26		$(3.91)	$(3.65)	$(0.22)	$(0.07)	$(0.24)	$(0.53)
Year Ended May 31, 2008	$12.58	$0.33	(e)	$(0.38)	$(0.05)	$(0.33)	$—	$(0.39)	$(0.72)
Year Ended May 31, 2007	$10.77	$0.28		$1.96	$2.24	$(0.30)	$—	$(0.13)	$(0.43)
Class A Shares
Six Months Ended November 30, 2011 (Unaudited)	$11.45	$0.10		$(0.45)	$(0.35)	$(0.07)	$—	$—	$(0.07)
Year Ended May 31, 2011	$9.00	$0.18		$2.42	$2.60	$(0.15)	$—	$—	$(0.15)
Year Ended May 31, 2010	$7.64	$0.24		$1.35	$1.59	$(0.23)	$—	$—	$(0.23)
Year Ended May 31, 2009	$11.83	$0.25		$(3.92)	$(3.67)	$(0.21)	$(0.07)	$(0.24)	$(0.52)
Year Ended May 31, 2008	$12.60	$0.30	(e)	$(0.38)	$(0.08)	$(0.30)	$—	$(0.39)	$(0.69)
Year Ended May 31, 2007	$10.78	$0.25		$1.96	$2.21	$(0.26)	$—	$(0.13)	$(0.39)

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	During the period, certain fees were reduced. If such fee reductions had not occurred, the ratio would be as indicated.
(d)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
(e)	Amounts calculated using the daily average shares method.

See notes to financial statements.

Performance Funds Trust
The Strategic Dividend Fund (continued)
Financial Highlights

	Net Asset Value, End of Period	Total Return (Excludes Sales Charge)(a)	Net Assets at End of Period (000’s)	Ratio of Expenses to Average Net Assets(b)	Ratio of Net Investment Income to Average Net Assets(b)	Ratio of Expenses to Average Net Assets(b)(c)	Portfolio Turnover(a)(d)
Institutional Class Shares
Six Months Ended November 30, 2011 (Unaudited)	$11.02	(2.93)%	$40,273	0.95%	2.14%	1.17%	1.06%
Year Ended May 31, 2011	$11.44	29.65%	$36,330	0.95%	2.12%	1.16%	14.74%
Year Ended May 31, 2010	$8.98	20.90%	$24,544	0.95%	2.86%	1.22%	4.00%
Year Ended May 31, 2009	$7.63	(30.84)%	$23,158	0.95%	3.13%	1.20%	8.05%
Year Ended May 31, 2008	$11.81	(0.27)%	$50,145	0.95%	2.81%	1.17%	6.61%
Year Ended May 31, 2007	$12.58	21.25%	$54,103	0.95%	2.56%	1.13%	17.04%
Class A Shares
Six Months Ended November 30, 2011 (Unaudited)	$11.03	(3.04)%	$6,083	1.20%	1.89%	1.45%	1.06%
Year Ended May 31, 2011	$11.45	29.17%	$5,935	1.20%	1.89%	1.44%	14.74%
Year Ended May 31, 2010	$9.00	20.79%	$1,429	1.20%	2.62%	1.50%	4.00%
Year Ended May 31, 2009	$7.64	(31.02)%	$1,243	1.20%	2.97%	1.48%	8.05%
Year Ended May 31, 2008	$11.83	(0.48)%	$1,279	1.20%	2.55%	1.44%	6.61%
Year Ended May 31, 2007	$12.60	20.89%	$1,924	1.20%	2.28%	1.41%	17.04%

See notes to financial statements.

Performance Funds Trust
The Large Cap Equity Fund
Financial Highlights

Selected data for a share outstanding throughout the period indicated.

		Investment Activities				Dividends
	Net Asset Value, Beginning of Period	Net Investment Income/(Loss)		Net Realized and Unrealized Gains/(Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains	Total Dividends
Institutional Class Shares
Six Months Ended November 30, 2011 (Unaudited)	$9.17		$0.05	$(0.40)	$(0.35)	$(0.04)	$—	$(0.04)
Year Ended May 31, 2011	$7.46		$0.08	$1.70	$1.78	$(0.07)	$—	$(0.07)
Year Ended May 31, 2010	$6.55		$0.06	$0.91	$0.97	$(0.06)	$—	$(0.06)
Year Ended May 31, 2009	$10.03		$0.08	$(3.48)	$(3.40)	$(0.08)	$—	$(0.08)
Year Ended May 31, 2008	$12.43		$0.06	$(0.61)	$(0.55)	$(0.06)	$(1.79)	$(1.85)
Year Ended May 31, 2007	$14.21		$0.09	$1.87	$1.96	$(0.10)	$(3.64)	$(3.74)
Class A Shares
Six Months Ended November 30, 2011 (Unaudited)	$9.02		$0.04	$(0.40)	$(0.36)	$(0.03)	$—	$(0.03)
Year Ended May 31, 2011	$7.34		$0.06	$1.68	$1.74	$(0.06)	$—	$(0.06)
Year Ended May 31, 2010	$6.45		$0.05	$0.89	$0.94	$(0.05)	$—	$(0.05)
Year Ended May 31, 2009	$9.88		$0.07	$(3.43)	$(3.36)	$(0.07)	$—	$(0.07)
Year Ended May 31, 2008	$12.28		$0.05	$(0.61)	$(0.56)	$(0.05)	$(1.79)	$(1.84)
Year Ended May 31, 2007	$14.08		$0.07	$1.85	$1.92	$(0.08)	$(3.64)	$(3.72)
Class B Shares
Six Months Ended November 30, 2011 (Unaudited)	$8.12	$	—*	$(0.35)	$(0.35)	$(0.01)	$—	$(0.01)
Year Ended May 31, 2011	$6.63		$(0.01)	$1.51	$1.50	$(0.01)	$—	$(0.01)
Year Ended May 31, 2010	$5.84		$(0.02)	$0.82	$0.80	$(0.01)	$—	$(0.01)
Year Ended May 31, 2009	$8.97	$	—*	$(3.10)	$(3.10)	$(0.03)	$—	$(0.03)
Year Ended May 31, 2008	$11.38		$(0.07)	$(0.52)	$(0.59)	$(0.03)	$(1.79)	$(1.82)
Year Ended May 31, 2007	$13.34		$(0.04)	$1.75	$1.71	$(0.03)	$(3.64)	$(3.67)

*	Less than $0.005 per share.
(a)	Not annualized for periods less than one year.
(b)	During the period ended May 31, 2008, Trustmark reimbursed amounts to certain Funds related to past marketing arrangements. Had this payment not been received, the Total Return and Ratio of Net Investment Income to Average Net Assets would have been lower by 0.05% and 0.05%, respectively, for the Institutional Class and Class A Shares, and 0.05% and 0.06%, respectively for the Class B Shares. The Ratio of Expenses to Average Net Assets would have been higher by 0.05% for the Institutional Class and Class A Shares and 0.06% for the Class B Shares.
(c)	During the year ended May 31, 2011, the Fund received monies related to the BISYS Fair Fund distribution. The distribution related to past marketing arrangements. Had this payment not been received, the Total Return and Ratio of Net Investment Income to Average Net Assets would have been lower by 0.04% and 0.04%, respectively.
(d)	Annualized for periods less than one year.
(e)	During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratio would be as indicated.
(f)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

Performance Funds Trust
The Large Cap Equity Fund (continued)
Financial Highlights

	Net Asset Value, End of Period	Total Return (Excludes Sales Charge)(a)(b)(c)	Net Assets at End of Period (000’s)	Ratio of Expenses to Average Net Assets(b)(d)	Ratio of Net Investment Income/(Loss) to Average Net Assets(b)(c)(d)	Ratio of Expenses to Average Net Assets(d)(e)	Portfolio Turnover(a)(f)
Institutional Class Shares
Six Months Ended November 30, 2011 (Unaudited)	$8.78	(3.80)%	$42,122	1.06%	1.06%	1.06%	19.43%
Year Ended May 31, 2011	$9.17	23.98%	$35,326	1.06%	0.85%	1.06%	31.88%
Year Ended May 31, 2010	$7.46	14.82%	$37,628	1.07%	0.81%	1.07%	46.81%
Year Ended May 31, 2009	$6.55	(33.93)%	$33,308	1.07%	1.16%	1.07%	57.10%
Year Ended May 31, 2008	$10.03	(5.27)%	$44,461	1.09%	0.61%	1.14%	51.79%
Year Ended May 31, 2007	$12.43	16.30%	$39,081	1.08%	0.75%	1.08%	108.51%
Class A Shares
Six Months Ended November 30, 2011 (Unaudited)	$8.63	(3.96)%	$13,532	1.27%	0.83%	1.37%	19.43%
Year Ended May 31, 2011	$9.02	23.73%	$14,523	1.26%	0.66%	1.36%	31.88%
Year Ended May 31, 2010	$7.34	14.54%	$12,216	1.27%	0.61%	1.37%	46.81%
Year Ended May 31, 2009	$6.45	(34.06)%	$11,642	1.27%	0.93%	1.37%	57.10%
Year Ended May 31, 2008	$9.88	(5.44)%	$19,709	1.26%	0.43%	1.41%	51.79%
Year Ended May 31, 2007	$12.28	16.15%	$23,711	1.26%	0.54%	1.36%	108.51%
Class B Shares
Six Months Ended November 30, 2011 (Unaudited)	$7.76	(4.31)%	$45	2.02%	0.07%	2.02%	19.43%
Year Ended May 31, 2011	$8.12	22.67%	$54	2.01%	(0.10)%	2.01%	31.88%
Year Ended May 31, 2010	$6.63	13.77%	$72	2.02%	(0.13)%	2.02%	46.81%
Year Ended May 31, 2009	$5.84	(34.53)%	$126	2.02%	0.11%	2.02%	57.10%
Year Ended May 31, 2008	$8.97	(6.19)%	$348	2.01%	(0.36)%	2.07%	51.79%
Year Ended May 31, 2007	$11.38	15.32%	$1,104	1.99%	(0.16)%	1.99%	108.51%

See notes to financial statements.

Performance Funds Trust
The Mid Cap Equity Fund
Financial Highlights

Selected data for a share outstanding throughout the period indicated.

		Investment Activities				Dividends
	Net Asset Value, Beginning of Period	Net Investment Income/(Loss)		Net Realized and Unrealized Gains/(Losses) on Investments	Total from Investment Activities	Net Investment Income		Return of Capital		Net Realized Gains	Total Dividends
Institutional Class Shares
Six Months Ended November 30, 2011 (Unaudited)	$11.90		$(0.01)	$(1.03)	$(1.04)		$—		$—	$—		$—
Year Ended May 31, 2011	$9.07	$	—*	$2.83	$2.83		$—		$—	$—		$—
Year Ended May 31, 2010	$7.23	$	—*	$1.85	$1.85		$—		$(0.01)	$—		$(0.01)
Year Ended May 31, 2009	$14.34	$	—*	$(6.68)	$(6.68)		$—	$	—*	$(0.43)		$(0.43)
Year Ended May 31, 2008	$14.72		$(0.04)	$1.01	$0.97	$	—*		$—	$(1.35)		$(1.35)
Year Ended May 31, 2007	$15.65		$(0.02)	$2.26	$2.24		$(0.02)		$—	$(3.15)		$(3.17)
Class A Shares
Six Months Ended November 30, 2011 (Unaudited)	$11.39		$(0.01)	$(0.99)	$(1.00)		$—		$—	$—		$—
Year Ended May 31, 2011	$8.70		$(0.02)	$2.71	$2.69		$—		$—	$—		$—
Year Ended May 31, 2010	$6.94		$(0.02)	$1.78	$1.76		$—	$	—*	$—	$	—*
Year Ended May 31, 2009	$13.82		$(0.02)	$(6.43)	$(6.45)		$—	$	—*	$(0.43)		$(0.43)
Year Ended May 31, 2008	$14.26		$(0.06)	$0.97	$0.91		$—		$—	$(1.35)		$(1.35)
Year Ended May 31, 2007	$15.27		$(0.06)	$2.21	$2.15		$(0.01)		$—	$(3.15)		$(3.16)
Class B Shares
Six Months Ended November 30, 2011 (Unaudited)	$9.59		$(0.06)	$(0.82)	$(0.88)		$—		$—	$—		$—
Year Ended May 31, 2011	$7.37		$(0.09)	$2.31	$2.22		$—		$—	$—		$—
Year Ended May 31, 2010	$5.93		$(0.08)	$1.52	$1.44		$—		$—	$—		$—
Year Ended May 31, 2009	$12.01		$(0.07)	$(5.58)	$(5.65)		$—		$—	$(0.43)		$(0.43)
Year Ended May 31, 2008	$12.65		$(0.17)	$0.88	$0.71		$—		$—	$(1.35)		$(1.35)
Year Ended May 31, 2007	$14.00		$(0.16)	$1.97	$1.81		$(0.01)		$—	$(3.15)		$(3.16)

*	Less than $0.005 per share.
(a)	Not annualized for periods less than one year.
(b)	During the period ended May 31, 2008, Trustmark reimbursed amounts to certain Funds related to past marketing arrangements. Had this payment not been received, the Total Return and Ratio of Net Investment Income to Average Net Assets would have been lower by 0.05% and 0.05%, respectively and the Ratio of Expense to Average Net Assets would have been higher by 0.05%.
(c)	During the year ending May 31 2011, the Fund received monies related to the BISYS Fair Fund distribution. The distribution related to past marketing arrangements. Had this payment not been received, the Total Return and Ratio of Net Investment Income to Average Net Assets would have been lower by 0.02% and 0.02%, respectively.
(d)	Annualized for periods less than one year.
(e)	During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratio would be as indicated.
(f)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

Performance Funds Trust
The Mid Cap Equity Fund
Financial Highlights

	Net Asset Value, End of Period	Total Return (Excludes Sales Charge)(a)(b)(c)	Net Assets at End of Period (000's)	Ratio of Expenses to Average Net Assets(b)(d)	Ratio of Net Investment Income/(Loss) to Average Net Assets(b)(c)(d)	Ratio of Expenses to Average Net Assets(d)(e)	Portfolio Turnover(a)(f)
Institutional Class Shares
Six Months Ended November 30, 2011 (Unaudited)	$10.86	(8.74)%	$34,921	1.18%	(0.12)%	1.18%	11.46%
Year Ended May 31, 2011	$11.90	31.20%	$56,990	1.14%	(0.01)%	1.14%	51.62%
Year Ended May 31, 2010	$9.07	25.61%	$47,005	1.17%	(0.06)%	1.17%	74.07%
Year Ended May 31, 2009	$7.23	(46.47)%	$35,761	1.14%	0.02%	1.14%	117.36%
Year Ended May 31, 2008	$14.34	6.85%	$71,496	1.15%	(0.31)%	1.20%	63.22%
Year Ended May 31, 2007	$14.72	17.58%	$59,283	1.20%	(0.24)%	1.20%	66.55%
Class A Shares
Six Months Ended November 30, 2011 (Unaudited)	$10.39	(8.78)%	$15,198	1.38%	(0.32)%	1.48%	11.46%
Year Ended May 31, 2011	$11.39	30.92%	$18,067	1.34%	(0.19)%	1.44%	51.62%
Year Ended May 31, 2010	$8.70	25.39%	$15,205	1.37%	(0.25)%	1.47%	74.07%
Year Ended May 31, 2009	$6.94	(46.57)%	$13,451	1.33%	(0.20)%	1.43%	117.36%
Year Ended May 31, 2008	$13.82	6.64%	$26,637	1.32%	(0.48)%	1.47%	63.22%
Year Ended May 31, 2007	$14.26	17.46%	$25,851	1.37%	(0.40)%	1.47%	66.55%
Class B Shares
Six Months Ended November 30, 2011 (Unaudited)	$8.71	(9.18)%	$180	2.13%	(1.07)%	2.13%	11.46%
Year Ended May 31, 2011	$9.59	30.12%	$304	2.09%	(0.94)%	2.09%	51.62%
Year Ended May 31, 2010	$7.37	24.28%	$311	2.12%	(1.00)%	2.12%	74.07%
Year Ended May 31, 2009	$5.93	(46.95)%	$323	2.08%	(0.95)%	2.08%	117.36%
Year Ended May 31, 2008	$12.01	5.86%	$711	2.07%	(1.22)%	2.12%	63.22%
Year Ended May 31, 2007	$12.65	16.46%	$1,028	2.13%	(1.15)%	2.13%	66.55%

See notes to financial statements.

Performance Funds Trust
The Leaders Equity Fund

Financial Highlights

Selected data for a share outstanding throughout the period indicated.

		Investment Activities			Dividends
	Net Asset Value, Beginning of Period	Net Investment Income/(Loss)	Net Realized and Unrealized Gains/(Losses) on Investments	Total from Investment Activities	Return of Capital	Net Realized Gains	Total Dividends
Institutional Class Shares
Six Months Ended November 30, 2011 (Unaudited)	$8.87	$(0.03)	$(1.23)	$(1.26)	$—	$—	$—
Year Ended May 31, 2011	$6.53	$(0.04)	$2.38	$2.34	$—	$—	$—
Year Ended May 31, 2010	$5.08	$(0.04)	$1.49	$1.45	$—	$—	$—
Year Ended May 31, 2009	$9.45	$(0.03)	$(4.34)	$(4.37)	$—	$—	$—
Year Ended May 31, 2008	$10.56	$(0.04)	$0.01	$(0.03)	$(0.03)	$(1.05)	$(1.08)
Year Ended May 31, 2007	$9.75	$(0.02)	$1.55	$1.53	$—	$(0.72)	$(0.72)
Class A Shares
Six Months Ended November 30, 2011 (Unaudited)	$8.61	$(0.03)	$(1.20)	$(1.23)	$—	$—	$—
Year Ended May 31, 2011	$6.35	$(0.05)	$2.31	$2.26	$—	$—	$—
Year Ended May 31, 2010	$4.96	$(0.05)	$1.44	$1.39	$—	$—	$—
Year Ended May 31, 2009	$9.24	$(0.04)	$(4.24)	$(4.28)	$—	$—	$—
Year Ended May 31, 2008	$10.38	$(0.07)	$0.01	$(0.06)	$(0.03)	$(1.05)	$(1.08)
Year Ended May 31, 2007	$9.63	$(0.05)	$1.52	$1.47	$—	$(0.72)	$(0.72)
Class B Shares
Six Months Ended November 30, 2011 (Unaudited)	$7.86	$(0.06)	$(1.09)	$(1.15)	$—	$—	$—
Year Ended May 31, 2011	$5.84	$(0.14)	$2.16	$2.02	$—	$—	$—
Year Ended May 31, 2010	$4.59	$(0.10)	$1.35	$1.25	$—	$—	$—
Year Ended May 31, 2009	$8.62	$(0.10)	$(3.93)	$(4.03)	$—	$—	$—
Year Ended May 31, 2008	$9.82	$(0.15)	$0.03	$(0.12)	$(0.03)	$(1.05)	$(1.08)
Year Ended May 31, 2007	$9.21	$(0.14)	$1.47	$1.33	$—	$(0.72)	$(0.72)

(a)	Not annualized for periods less than one year.
(b)	During the period ended May 31, 2008, Trustmark reimbursed amounts to certain Funds related to past marketing arrangements. Had this payment not been received, the Total Return and Ratio of Net Investment Income/(Loss) to Average Net Assets would have been lower by 0.05% and 0.05% respectively and the Ratio of Expenses to Average Net Assets would have been higher by 0.05%.
(c)	During the year ending May 31, 2011, the Fund received monies related to the BISYS Fair Fund Distribution. The distribution related to past marketing arrangements. Had this payment not been received, the Total Return and Ratio of Net Investment Income to Average Net Assets would have been lower by 0.01% and 0.01%, respectively.
(d)	Annualized for periods less than one year.
(e)	During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratio would be as indicated.
(f)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

Performance Funds Trust
The Leaders Equity Fund (continued)

Financial Highlights

	Net Asset Value, End of Period	Total Return (Excludes Sales Charge)(a)(b)(c)	Net Assets at End of Period (000's)	Ratio of Expenses to Average Net Assets(b)(d)	Ratio of Net Investment Income/(Loss) to Average Net Assets(b)(c)(d)	Ratio of Expenses to Average Net Assets(d)(e)	Portfolio Turnover(a)(f)
Institutional Class Shares
Six Months Ended November 30, 2011 (Unaudited)	$7.61	(14.21)%	$23,828	1.25%	(0.67)%	1.55%	91.03%
Year Ended May 31, 2011	$8.87	35.83%	$27,575	1.25%	(0.46)%	1.54%	119.43%
Year Ended May 31, 2010	$6.53	28.54%	$23,110	1.25%	(0.63)%	1.57%	121.53%
Year Ended May 31, 2009	$5.08	(46.24)%	$20,126	1.25%	(0.35)%	1.48%	152.98%
Year Ended May 31, 2008	$9.45	(0.94)%	$53,353	1.20%	(0.48)%	1.49%	135.97%
Year Ended May 31, 2007	$10.56	16.77%	$49,767	1.25%	(0.22)%	1.48%	151.32%
Class A Shares
Six Months Ended November 30, 2011 (Unaudited)	$7.38	(14.29)%	$2,065	1.50%	(0.92)%	1.86%	91.03%
Year Ended May 31, 2011	$8.61	35.59%	$2,329	1.50%	(0.70)%	1.84%	119.43%
Year Ended May 31, 2010	$6.35	28.02%	$1,547	1.50%	(0.87)%	1.87%	121.53%
Year Ended May 31, 2009	$4.96	(46.32)%	$1,349	1.50%	(0.60)%	1.77%	152.98%
Year Ended May 31, 2008	$9.24	(1.26)%	$2,690	1.45%	(0.73)%	1.77%	135.97%
Year Ended May 31, 2007	$10.38	16.35%	$2,788	1.50%	(0.47)%	1.75%	151.32%
Class B Shares
Six Months Ended November 30, 2011 (Unaudited)	$6.71	(14.63)%	$50	2.25%	(1.67)%	2.51%	91.03%
Year Ended May 31, 2011	$7.86	34.59%	$59	2.25%	(1.49)%	2.50%	119.43%
Year Ended May 31, 2010	$5.84	27.23%	$80	2.25%	(1.63)%	2.52%	121.53%
Year Ended May 31, 2009	$4.59	(46.75)%	$92	2.25%	(1.38)%	2.42%	152.98%
Year Ended May 31, 2008	$8.62	(1.98)%	$242	2.20%	(1.47)%	2.42%	135.97%
Year Ended May 31, 2007	$9.82	15.54%	$357	2.25%	(1.21)%	2.40%	151.32%

See notes to financial statements.

Performance Funds Trust
Notes to Financial Statements
November 30, 2011 (Unaudited)

1. Organization

Performance Funds Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was organized as a Delaware business trust on March 11, 1992 and currently consists of eight separate portfolios: The Money Market Fund, The U.S. Treasury Money Market Fund, The Short Term Government Income Fund, The Intermediate Term Income Fund, The Strategic Dividend Fund, The Large Cap Equity Fund, The Mid Cap Equity Fund and The Leaders Equity Fund (collectively, the “Funds” and individually, a “Fund”). The Trust is authorized to issue an unlimited number of shares, which are units of beneficial interest with a par value of $0.001. The Funds each offer Institutional Class Shares and Class A Shares, except for The U.S. Treasury Money Market Fund which offers only Institutional Class Shares. The Large Cap Equity Fund, The Mid Cap Equity Fund and The Leaders Equity Fund also offer Class B Shares.

The assets of each Fund are segregated, and a shareholder’s interest is limited to the Fund in which shares are held. Each class of shares has identical rights and privileges except with respect to the fees paid under distribution (12b-1) or service organization plans, voting rights on matters affecting a single class of shares, sales charges, and exchange privileges. The Class A Shares of The Short Term Government Income Fund have a maximum sales charge on purchases of 3.00% of the purchase price. The Class A Shares of The Intermediate Term Income Fund, The Strategic Dividend Fund, The Large Cap Equity Fund, The Mid Cap Equity Fund and The Leaders Equity Fund have a maximum sales charge on purchases of 5.25% of the purchase price. The Class B Shares have a contingent deferred sales charge (“CDSC”) of 5.00% of the original purchase price or sale price (whichever is less) within the first year, declining to 0% after the seventh year.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts with their vendors and others that provide for general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. The policies are in conformity with United States generally accepted accounting principles (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

Securities Valuation:

The Funds record investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Funds’ investments are summarized in the three broad levels below:

•	Level 1 — quoted prices in active markets for identical securities

Performance Funds Trust
Notes to Financial Statements (continued)
November 30, 2011 (Unaudited)

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

Bonds and other fixed income securities (including listed issues) are valued on the basis of valuations furnished by a pricing service, the use of which has been approved by the Funds’ Board of Trustees (the “Board”). In making such valuations, the pricing service utilizes both dealer-supplied valuations and electronic data processing techniques which take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue and trading characteristics other than market data. These valuations are typically categorized as Level 2 in the fair value hierarchy.

All debt securities, of sufficient credit quality, with a remaining maturity of 60 days or less may be valued at amortized cost, which approximates fair value. Under the amortized cost method, premium or discount, if any, is amortized or accreted, respectively, on a straight-line basis to the maturity of the security. These valuations are typically categorized as Level 2 in the fair value hierarchy.

The Money Market Fund and U.S. Treasury Money Market Fund use the amortized cost method to determine the value of their portfolio securities pursuant to Rule 2a-7 under the 1940 Act.

The value of each equity security is based either on the last sale price on a national securities exchange or, in the absence of recorded sales, at the closing bid prices on such exchanges. Securities traded on NASDAQ are valued at the Official Closing Price as reported by NASDAQ. These valuations are typically categorized as Level 1 in the fair value hierarchy.

Investments in open-ended investment companies are valued at their respective net asset values as reported by such companies. These valuations are typically categorized as Level 1 in the fair value hierarchy.

Securities or other assets for which market quotations are not readily available are valued at fair value as determined in good faith by or at the direction of the Board. In each of these situations, valuations are typically categorized as Level 2 or Level 3 in the fair value hierarchy. Examples of potentially significant events that could affect the value of an individual security include corporate actions by the issuer, announcements by the issuer relating to its earnings or products, regulatory news, natural disasters and litigation. Examples of potentially significant events that could affect multiple securities held by a Fund include governmental actions, natural disasters and armed conflicts.

For the period ended November 30, 2011, there were no Level 3 investments for which significant unobservable inputs were used to determine fair value.

Performance Funds Trust
Notes to Financial Statements (continued)
November 30, 2011 (Unaudited)

The following is a summary of the inputs used to value the Funds’ investments as of November 30, 2011, while the breakdown, by category, of common stocks is disclosed on the Schedule of Portfolio Investments for each Fund:

Fund Name	LEVEL 1 — Quoted Prices	LEVEL 2 — Other Significant Observable Inputs	Total
The Money Market Fund
U.S. Government Agency Securities	$—	$325,633,452	$325,633,452
Commercial Paper	—	111,606,568	111,606,568
U.S. Treasury Obligations	—	49,998,688	49,998,688
Repurchase Agreements	—	8,378,412	8,378,412
Total	—	495,617,120	495,617,120
The U.S. Treasury Money Market Fund
U.S. Treasury Obligations	—	136,495,858	136,495,858
Investment Companies	2,859,263	—	2,859,263
Total	2,859,263	136,495,858	139,355,121
The Short Term Government Income Fund
U.S. Government Agency Securities	—	73,346,207	73,346,207
U.S. Treasury Obligations	—	3,999,998	3,999,998
Corporate Bonds	—	5,294,683	5,294,683
Investment Companies	2,052,212	—	2,052,212
Total	2,052,212	82,640,888	84,693,100
The Intermediate Term Income Fund
U.S. Government Agency Securities	—	43,982,491	43,982,491
U.S. Treasury Obligations	—	12,950,633	12,950,633
Corporate Bonds	—	15,596,090	15,596,090
Investment Companies	1,342,026	—	1,342,026
Total	1,342,026	72,529,214	73,871,240
The Strategic Dividend Fund
Common Stocks	39,617,781	—	39,617,781
Investment Companies	6,696,548	—	6,696,548
Total	46,314,329	—	46,314,329
The Large Cap Equity Fund
Common Stocks	52,178,103	—	52,178,103
Investment Companies	3,226,875	—	3,226,875
Total	55,404,978	—	55,404,978
The Mid Cap Equity Fund
Common Stocks	49,558,740	—	49,558,740
Investment Companies	800,073	—	800,073
Total	50,358,813	—	50,358,813
The Leaders Equity Fund
Common Stocks	25,307,568	—	25,307,568
Investment Companies	631,373	—	631,373
Total	25,938,941	—	25,938,941

Performance Funds Trust
Notes to Financial Statements (continued)
November 30, 2011 (Unaudited)

The Trust determines significant transfers between fair value hierarchy levels at the reporting period end. There were no significant transfers between Levels 1 and 2 as of November 30, 2011.

Recently Issued Accounting Standards

In May 2011, the FASB issued ASU No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs”. ASU 2011-04 includes common requirements for measurement of and disclosure about fair value between U.S. GAAP and IFRS. ASU 2011-04 will require reporting entities to disclose quantitative information about the unobservable inputs used in the fair value measurements categorized within Level 3 of the fair value hierarchy. In addition, ASU 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. At this time, management is evaluating the implications of ASU No. 2011-04 and its impact on the financial statements has not been determined.

Repurchase Agreements

The Funds may purchase instruments from financial institutions, such as banks and broker-dealers that Trustmark Investment Advisors, Inc. (“Trustmark” or “Advisor”) deems to present minimal credit risk under guidelines adopted by the Board, subject to the seller’s agreement to repurchase them at an agreed upon time and price (“repurchase agreements”). The seller under a repurchase agreement is required to maintain the value of the collateral held pursuant to the agreement with a value equal to the repurchase price (including accrued interest). Default by the seller would, however, expose the relevant Funds to a possible loss because of adverse market action or delay in connection with the disposition of the underlying obligations. Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreements. Accordingly, the Funds could receive less than the carrying value upon the sale of the underlying collateral securities. Collateral subject to repurchase agreements are held by the Funds’ custodian, another qualified custodian or in the Federal Reserve/Treasury book-entry system.

Restricted Securities

A restricted security is a security which has been purchased through a private offering and cannot be resold to the general public without prior registration under the Securities Act of 1933, as amended (the “1933 Act”), or pursuant to the resale limitations provided by Rule 144A under the 1933 Act or an exemption from the registration requirements of the 1933 Act. Whether a restricted security is illiquid is determined pursuant to guidelines established by the Board. Not all restricted securities are considered illiquid. At November 30, 2011, the Funds held no illiquid restricted securities.

Security Transactions and Related Investment Income

During the period, security transactions are accounted for no later than one business day following the trade date. For financial reporting purposes, however, security transactions are accounted for on the trade date on the last business day of the reporting period. Dividend income is recorded on the ex-dividend date. Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premium or accretion of discount. Securities gains and losses are calculated on the identified cost basis. Distributions received from real estate investment trusts (“REITs”), which are known to be a return of capital, are recorded as a reduction to the cost of the individual REITs.

Performance Funds Trust
Notes to Financial Statements (continued)
November 30, 2011 (Unaudited)

Securities Lending

The Funds (except The U.S. Treasury Money Market Fund and The Strategic Dividend Fund) may, from time to time, lend their portfolio securities to qualified brokers, dealers, domestic banks or other domestic financial institutions approved by the Board. The Funds will limit their securities lending activity to 33 1/3% of the total assets of each Fund and all loans will be secured by collateral in cash or U.S. government securities of not less than 102% of the value of the securities loaned. By lending its securities, a Fund can increase its income by continuing to receive interest or dividends on the loaned securities as well as investing the cash collateral in interest bearing short-term investments. There is a risk of delay in receiving collateral or in receiving the securities loaned or even a loss of rights in the collateral should the borrower of the securities fail financially. The Funds have retained Citibank, N.A, pursuant to a Global Securities Lending Agency Agreement, as their securities lending agent and compensate the firm based on a percentage of the income generated by securities lending transactions effected on the behalf of the Funds. Loans are subject to termination by the Funds or the borrower at any time.

	Market Value of Loaned Securities	Market Value of Collateral	Average Loan Outstanding During the Year	Income Received by Citibank, N.A. from Securities Lending
The Money Market Fund	$—	$—	$64,031,290	$24,829

Expense Allocation

Expenses directly attributable to a Fund are charged to that Fund. Expenses not directly attributable to a Fund are allocated proportionately among all Funds in relation to the net assets of each Fund or on another reasonable basis. Expenses specific to a class are charged to that class.

Dividends to Shareholders

The Money Market Fund, The U.S. Treasury Money Market Fund, The Short Term Government Income Fund and The Intermediate Term Income Fund declare net investment income daily as dividends to their shareholders and distribute such dividends monthly. Dividends from net investment income, if any, are declared and distributed monthly in the case of The Strategic Dividend Fund, The Large Cap Equity Fund, The Mid Cap Equity Fund and The Leaders Equity Fund. Net realized gains for the Funds, if any, are distributed at least annually. Additional distributions are also made to the Funds’ shareholders to the extent necessary to avoid the federal excise tax on certain undistributed income and net realized gains of regulated investment companies.

The amount of dividends from net investment income and net realized gains are determined in accordance with federal income tax regulations which may differ from GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (i.e. reclassification of market discounts, gain/loss, paydowns and distributions), such amounts are reclassified to capital; temporary differences do not require reclassification.

Subsequent Events

The Funds have evaluated subsequent events and there are none to report.

Performance Funds Trust
Notes to Financial Statements (continued)
November 30, 2011 (Unaudited)

3. Related Party Transactions

Advisor and Custodian

Trustmark acts as Advisor to the Funds. Trustmark is entitled to receive a fee, accrued daily and paid monthly, based on average daily net assets of each Fund. The Strategic Dividend Fund is sub-advised by Orleans Capital Management Company, which receives a fee, payable by Trustmark. For the six-month period ended November 30, 2011, the advisory fee rates were as follows:

Advisory Fee Rate
The Money Market Fund	0.30%
The U.S. Treasury Money Market Fund	0.30%
The Short Term Government Income Fund	0.40%
The Intermediate Term Income Fund	0.50%
The Strategic Dividend Fund	0.75%
The Large Cap Equity Fund	0.60%
The Mid Cap Equity Fund	0.75%
The Leaders Equity Fund	1.00%

Trustmark National Bank serves as Custodian of the Funds’ cash and securities. For these services, Trustmark National Bank is entitled to a fee accrued daily and paid monthly, at an annual rate of 0.04% based on the average daily net assets of each Fund.

Administration

Citi Fund Services, Ohio, Inc. (“Citi”) serves the Trust as administrator. In accordance with the terms of the Administration Agreement, Citi is entitled to a fee, accrued daily and paid monthly, at 0.0575% or 5.75 basis points of the first $1 billion of average daily net assets of the Trust and 0.055% or 5.5 basis points of the average daily net assets of the Trust over $1 billion.

Under a Compliance Services Agreement between the Funds’ and Beacon Hill Fund Services, Inc. (“Beacon Hill”) (the “CCO Agreement”), Beacon Hill makes an employee available to serve as the Funds’ Chief Compliance Officer (the “CCO”). For the services provided under the CCO Agreement, the Funds paid $57,144 to Beacon Hill for the six-month period ended November 30, 2011, including certain out of pocket expenses. Beacon Hill pays the salary and other compensation earned by any such individuals as employees of Beacon Hill. Under a separate Compliance Services Agreement, Citi provides infrastructure and support in implementing the written policies and procedures comprising the Funds’ compliance program, including support services to the CCO for which it receives fees under the Administration Agreement.

Certain officers of the Trust are affiliated with Trustmark, Citi or Beacon Hill. Such officers receive no compensation from the Funds for serving in their respective roles.

Performance Funds Trust
Notes to Financial Statements (continued)
November 30, 2011 (Unaudited)

Distribution Plan

BHIL Distributors, Inc. (the “Distributor”) serves as the distribution agent and underwriter of the Funds. As Distributor, BHIL Distributors, Inc. receives a fixed annual fee. The Trust has adopted a compensatory Distribution Plan and Agreement (the “Plan”) pursuant to Rule 12b-1 of the 1940 Act. The Plan provides for a monthly payment by the Funds to the Distributor at an annual rate not to exceed 0.35% of the average daily net assets of Class A Shares and 1.00% of the average daily net assets of Class B Shares.

The Distributor is entitled to receive commissions on sales of shares of the Funds. For the six-month period ended November 30, 2011, the Distributor received $3,228 from commissions earned on sales of the Funds and the Funds re-allowed $34 to affiliated broker/dealers of the Funds.

Service Organization

The Trust has entered into a Service Organization Agreement with its shareholder servicing agents (which currently consists of Trustmark National Bank) for providing various shareholder services. For performing these services, the shareholder servicing agents receive an annual fee up to 0.08% on qualified assets of each Fund’s Class A, Class B and Institutional Class Shares (except the Institutional Class Shares of The Money Market Fund) that is computed daily and paid monthly. (The Institutional Class Shares of The U.S. Treasury Money Market Fund and Class A Shares of The Short-Term Government Income Fund, The Strategic Dividend Fund, The Mid Cap Equity Fund, The Leaders Equity Fund and all Class B Shares do not currently have assets with any shareholder servicing agents subject to the Agreement.)

Accounting and Transfer Agency

Citi provides accounting and transfer agency services for the Funds. For these services to the Funds, Citi receives an annual fee accrued daily and paid monthly. As fund accountant for the Funds, Citi receives a fixed annual fee and reimbursement of certain expenses. As transfer agent for the Funds, Citi receives a fee based on the number of shareholder accounts, subject to certain minimums and reimbursement of certain expenses.

Fee Reductions

The Advisor has agreed to contractually limit the total expenses, exclusive of taxes, brokerage commissions and extraordinary expenses of The Strategic Dividend Fund and The Leaders Equity Fund. Each class has its own expense limitations based on average daily net assets for any full fiscal year as follows:

Fund	Class	Expense Limitation
The Strategic Dividend Fund	Institutional	0.95%
The Strategic Dividend Fund	A	1.20%
The Leaders Equity Fund	Institutional	1.25%
The Leaders Equity Fund	A	1.50%
The Leaders Equity Fund	B	2.25%

Performance Funds Trust
Notes to Financial Statements (continued)
November 30, 2011 (Unaudited)

The Funds have entered into an expense limitation agreement with the Advisor, in which they have agreed to pay or repay fees that were waived or reimbursed by the Advisor for a period up to three fiscal years after such waiver or reimbursement was made to the extent such payments or repayments would not cause the expenses of a class to exceed the limits. The Advisor is contractually limiting fees and expenses at least until September 30, 2012. As of November 30, 2011, the following amounts have been contractually waived or reimbursed by the Advisor and are subject to repayment by the respective Fund:

Fund	Amount Waived or Reimbursed	Expires May 31,
The Strategic Dividend Fund	$74,009	2012
	69,637	2013
	71,615	2014
	45,604	2015
The Leaders Equity Fund	83,707	2012
	75,543	2013
	76,610	2014
	39,218	2015

The Advisor has also agreed to voluntarily waive fees or reimburse expenses by amounts necessary to maintain a minimum yield for each class of The Money Market Fund and The U.S. Treasury Money Market Fund. These voluntary fee waivers or expense reimbursements may be cancelled or changed at any time. The Advisor may not seek reimbursement of such voluntary waivers at a later date.

The Advisor and the Distributor also have voluntarily reduced fees. These voluntary waivers may be terminated at any time. The Advisor or Distributor may not seek reimbursement of such voluntary waivers at a later date. The reduction of such fees will cause the yield and total return of any Fund to be higher than it would be in the absence of such reductions.

Affiliated Transactions:

A summary of each Fund’s investment in an affiliated money market fund (The Money Market Fund, Institutional Class Shares) for the six-month period ended November 30, 2011 is noted below:

Fund	Fair Value 5/31/11	Purchases	Sales	Fair Value 11/30/11	Income
The Short Term Government Income Fund	$1,234,850	$19,773,085	$(18,955,723)	$2,052,212	$250
The Intermediate Term Income Fund	323,541	13,875,069	(12,856,584)	1,342,026	122
The Strategic Dividend Fund	4,501,243	7,109,113	(6,018,126)	5,592,230	776
The Large Cap Equity Fund	1,047,076	4,860,051	(3,931,352)	1,975,775	236
The Mid Cap Equity Fund	2,590,648	7,681,792	(9,472,367)	800,073	211
The Leaders Equity Fund	1,311,509	2,883,627	(3,563,763)	631,373	119

Performance Funds Trust
Notes to Financial Statements (continued)
November 30, 2011 (Unaudited)

4. Purchases and Sales of Securities

Cost of purchases and proceeds from sales of securities for the six-month period ended November 30, 2011, were as follows:

Fund	Purchases	Sales
The Short Term Government Income Fund	$55,998,182	$23,500,000
The Intermediate Term Income Fund	16,324,841	13,415,111
The Strategic Dividend Fund	4,720,036	403,450
The Large Cap Equity Fund	15,505,557	9,264,844
The Mid Cap Equity Fund	6,497,558	23,477,916
The Leaders Equity Fund	23,826,347	23,454,578

The above table includes purchases and sales of U.S. Government securities. Cost of purchases and proceeds from sales of U.S. Government securities for the six-month period ended November 30, 2011, were as follows:

Fund	Purchases	Sales
The Short Term Government Income Fund	$33,999,700	$10,500,000
The Intermediate Term Income Fund	16,324,841	12,427,011

5. Risks

Each Fund will be subject to credit risk with respect to the amount it expects to receive from counterparties to financial instruments entered into by the Fund. A Fund may be negatively impacted if a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties. A Fund may experience significant delays in obtaining any recovery in bankruptcy or other reorganization proceeding and the Fund may obtain only limited recovery or may obtain no recovery in such circumstances. Each Fund typically enters into transactions with counterparties whose credit ratings are investment grade, as determined by a nationally recognized statistical rating organization, or, if unrated, judged by the Advisor to be of comparable quality.

6. Federal Income Taxes

Each Fund is a separate taxable entity for federal tax purposes. Each Fund has qualified and intends to qualify each year as a “regulated investment company” under Subchapter M of the Internal Revenue Code, as amended and to distribute substantially all of its taxable net investment income and net realized gains, if any, to its shareholders. Accordingly, no provision for federal income or excise tax is required.

Management of the Funds has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal and the State of Delaware (i.e., the last four tax year ends and the interim tax period since then). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Withholding taxes on dividends and capital gains as a result of certain investments in ADRs by the Funds have been provided for in accordance with each investment’s applicable country’s tax rules and rates.

Performance Funds Trust
Notes to Financial Statements (continued)
November 30, 2011 (Unaudited)

At November 30, 2011, the cost basis for federal income tax purposes, gross unrealized appreciation, gross unrealized depreciation and net unrealized appreciation/depreciation of securities for federal income tax purposes were as follows:

	Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Tax Unrealized Appreciation/ (Depreciation)[1]
The Short-Term Government Income Fund	$84,188,969	$544,711	$(40,580)	$504,131
The Intermediate Term Income Fund	66,713,225	7,280,231	(122,216)	7,158,015
The Strategic Dividend Fund	40,688,301	8,315,026	(2,688,998)	5,626,028
The Large Cap Equity Fund	45,817,026	10,153,499	(565,547)	9,587,952
The Mid Cap Equity Fund	39,362,953	12,047,097	(1,051,237)	10,995,860
The Leaders Equity Fund	22,731,497	3,720,898	(513,454)	3,207,444

[1]	The difference between book-basis and tax-basis unrealized appreciation/depreciation are attributable primarily to tax deferral of losses on wash sales.

The tax character of current year distributions paid and tax basis of components of accumulated earnings (deficit) will be determined at the end of the current tax year ending May 31, 2012.

The tax character of dividends paid during the fiscal year ended May 31, 2011, were as follows:

	Dividends paid from
	Ordinary Income	Net Long Term Capital Gains	Total Taxable Distributions	Tax Return of Capital	Total Distributions Paid[1]
The Money Market Fund	$233,908	$—	$233,908	$—	$233,908
The U.S. Treasury Money Market Fund	28,151	—	28,151	—	28,151
The Short Term Government Income Fund	1,000,401	—	1,000,401	—	1,000,401
The Intermediate Term Income Fund	2,678,009	30,281	2,708,290	—	2,708,290
The Strategic Dividend Fund	593,249	—	593,249	—	593,249
The Large Cap Equity Fund	390,398	—	390,398	—	390,398

[1]	Total dividends paid and distributions payable may differ from the amount reported in the financial statements because for tax purposes distributions are recognized when actually paid.

Performance Funds Trust
Notes to Financial Statements (continued)
November 30, 2011 (Unaudited)

As of May 31, 2011, the components of accumulated earnings (deficit) on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Earnings	Distributions Payable[1]	Accumulated Capital and Other Losses	Unrealized Appreciation[2]	Total Accumulated Earnings (Deficit)
The Money Market Fund	$12,281	$—	$12,281	$(12,789)	$(3,403)	$—	$(3,911)
The U.S. Treasury Money Market Fund	3,914	—	3,914	(1,942)	—	—	1,972
The Short Term Government Income Fund	50,977	—	50,977	(50,980)	(1,749,134)	870,281	(878,856)
The Intermediate Term Income Fund	157,115	91,115	248,230	(149,570)	—	6,323,788	6,422,448
The Strategic Dividend Fund	65,433	—	65,433	(71,288)	(2,571,392)	6,561,124	3,983,877
The Large Cap Equity Fund	34,735	—	34,735	(22,728)	(7,811,545)	12,307,106	4,507,568
The Mid Cap Equity Fund	—	—	—	—	(20,197,070)	21,958,777	1,761,707
The Leaders Equity Fund	—	—	—	—	(12,166,934)	7,933,857	(4,233,077)

[1]	Total dividends paid and distributions payable may differ from the amount reported in the financial statements because for tax purposes distributions are recognized when actually paid.
[2]	The differences between book-basis and tax-basis unrealized appreciation is attributable primarily to tax deferral of losses on wash sales and differences related to partnership investments.

As of May 31, 2011, the following Funds had net capital loss carryforwards to offset future realized gains, if any, to the extent provided by Treasury regulations. To the extent that these carryforwards are used to offset future capital gains, it is probable that the gains that are offset will not be distributed to shareholders:

	Amount	Expires
The Money Market Fund	$3,403	2019
The Short Term Government Income Fund	13,016	2013
	597,680	2014
	874,286	2015
	264,152	2016
The Strategic Dividend Fund	1,614,945	2018
	865,366	2019
The Large Cap Equity Fund	7,811,545	2018
The Mid Cap Equity Fund	20,197,070	2018
The Leaders Equity Fund	88,297	2017
	12,078,637	2018

During the year ended May 31, 2011, The Short Term Government Fund, The Large Cap Equity Fund, The Mid Cap Equity Fund and The Leaders Equity Fund utilized $85,347, $2,685,352, $6,194,983 and $3,796,806, respectively, in capital loss carryforwards.

Performance Funds Trust
Notes to Financial Statements (continued)
November 30, 2011 (Unaudited)

Under current tax law, capital losses realized after October 31 may be deferred and treated as occurring on the first business day of the following fiscal year. The following Funds had deferred losses, which will be treated as arising on the first day of the fiscal year to end May 31, 2012.

Post-October Capital Losses
The Strategic Dividend Fund	$91,081

The Regulated Investment Company Modernization Act of 2010, (the “Act”), was signed into law on December 22, 2010. The Act makes a number of changes to the provisions in the Internal Revenue Code of 1986, as amended, relating to regulated investment companies (“RICs”) that will generally become effective for taxable years beginning after December 22, 2010. The Act allows RICs to generally carryover net capital losses indefinitely, effective for losses arising in taxable years beginning after December 22, 2010. Such losses will retain their character as either long-term capital losses or short-term capital losses. Under pre-enactment law, capital losses could be carried forward for eight years and carried forward as short-term capital losses irrespective of the character of the original loss. Loss carryovers from years beginning prior to December 22, 2010 will still expire subject to the eight year limitation. The Act further provides that losses arising in taxable years after December 22, 2010 (which are carried forward indefinitely) would be utilized prior to loss carryovers arising in taxable years beginning prior to December 22, 2010.

7. Legal and Regulatory Matters

On September 26, 2006, BISYS Fund Services, Inc. (“BISYS”), a subsidiary of the BISYS Group, Inc., consented to the entry of a cease-and-desist order by the SEC (the “SEC Order”) in connection with certain arrangements between BISYS and certain mutual fund advisers pertaining to the advisers’ use of fund assets for marketing and other expenses incurred by the advisers. The BISYS Group, Inc. and its subisidiaries were acquired by Citibank N.A. on August 1, 2007. Under the SEC Order, BISYS agreed, among other things, to disgorge to the affected mutual fund families approximately $9.7 million plus prejudgment interest of approximately $1.7 million and to pay a civil money penalty of $10 million. The payment from Citi was made on July 30, 2010 after the SEC approved the distribution plan. Further information, including the methodology of the Fair Fund Plan, is available on the SEC website at www.sec.gov/litigation/admin/2009/34-60011-pdp.pdf. The impact to the total return and the ratio of net investment income to average net assets is disclosed in the Financial Highlights.

In response to the SEC’s inquiries related to this matter, including those of the Trust’s prior service arrangements with BISYS, on September 26, 2007, the Advisor made a one-time payment to certain series of the Trust. The payment was in an amount of less than one-half of one percent of the total assets of each recipient series. The impact to the total return, net expense ratio and net income ratio to each Fund are disclosed in the Financial Highlights.

In December 2007, the Mid Cap Equity Fund and Strategic Dividend Fund, as shareholders of Lyondell Chemical Company (“Lyondell”), participated in a cash out merger of Lyondell in which each received $48/share of merger consideration. Lyondell later filed for bankruptcy and two entities created by the Lyondell bankruptcy plan of reorganization have initiated lawsuits seeking to recover, or clawback, proceeds received by shareholders in the December 2007 merger based on fraudulent transfer claims.

Performance Funds Trust
Notes to Financial Statements (continued)
November 30, 2011 (Unaudited)

The first action, Edward S. Weisfelner, as Trustee of the LB Creditor Trust v. Morgan Stanley & Co., Inc., et al., was initiated on October 22, 2010, in the Supreme Court of the State of New York in the County of New York but has subsequently been removed to the U.S. Bankruptcy Court for the Southern District of New York. The second action, Edward S. Weisfelner, as Trustee of the LB Litigation Trust v. A Holmes & H Holmes TTEE, et al., was initiated on December 23, 2010, in the U.S. Bankruptcy Court for the Southern District of New York. Both actions attempt to recover the proceeds paid out to the holders of Lyondell shares at the time of the 2007 merger.

The value of the proceeds received by the Mid Cap Equity Fund and Strategic Dividend Fund is approximately $1,728,000 and $804,480, respectively. The Funds cannot predict the outcome of these proceedings. The complaints, however, allege no misconduct by the Funds. The Funds are currently assessing the cases and have not yet determined the potential effect, if any, on their respective net asset value.

Performance Funds Trust
Additional Information

Holdings Tables (Unaudited)

The Money Market Fund invested, as a percentage of net assets, in the following industries, as of November 30, 2011:

U.S. Government Agency Securities	65.7%
Consumer Staples	14.9%
U.S. Treasury Obligations	10.1%
Industrials	4.6%
Health Care	3.0%
Repurchase Agreements	1.7%
Other Assets/Liabilities	0.0%
Total	100.0%

The U.S. Treasury Money Market Fund invested, as a percentage of net assets, in the following industries, as of November 30, 2011:

U.S. Treasury Obligations	98.0%
Investment Companies	2.0%
Other Assets/Liabilities	0.0%
Total	100.0%

The Short Term Government Income Fund invested, as a percentage of net assets, in the following industries, as of November 30, 2011:

U.S. Government Agency Securities	86.3%
U.S. Treasury Obligations	4.7%
Financials	3.7%
Industrials	2.5%
Investment Companies	2.4%
Other Assets/Liabilities	0.4%
Total	100.0%

The Intermediate Term Income Fund invested, as a percentage of net assets, in the following industries, as of November 30, 2011:

U.S. Government Agency Securities	59.3%
U.S. Treasury Obligations	17.4%
Financials	11.8%
Industrials	3.7%
Investment Companies	1.8%
Energy	1.4%
Materials	1.3%
Telecommunication Services	1.2%
Information Technology	0.7%
Utilities	0.5%
Consumer Staples	0.4%
Other Assets/Liabilities	0.5%
Total	100.0%

The Strategic Dividend Fund invested, as a percentage of net assets, in the following industries, as of November 30, 2011:

Energy	22.6%
Industrials	15.8%
Utilities	15.6%
Investment Companies	14.4%
Consumer Staples	7.5%
Health Care	5.5%
Financials	4.9%
Materials	4.5%
Consumer Discretionary	3.7%
Telecommunication Services	2.9%
Information Technology	2.5%
Other Assets/Liabilities	0.1%
Total	100.0%

Performance Funds Trust
Additional Information (continued)

The Large Cap Equity Fund invested, as a percentage of net assets, in the following industries, as of November 30, 2011:

Information Technology	19.0%
Consumer Discretionary	12.5%
Health Care	11.9%
Energy	11.4%
Consumer Staples	10.3%
Industrials	10.1%
Financials	8.9%
Materials	3.9%
Investment Companies	5.8%
Telecommunication Services	3.2%
Utilities	2.5%
Other Assets/Liabilities	0.5%
Total	100.0%

The Mid Cap Equity Fund invested, as a percentage of net assets, in the following industries, as of November 30, 2011:

Industrials	20.1%
Consumer Discretionary	17.8%
Financials	14.2%
Information Technology	10.1%
Health Care	9.8%
Materials	7.1%
Utilities	7.1%
Consumer Staples	6.2%
Energy	5.4%
Investment Companies	1.6%
Telecommunication Services	0.7%
Other Assets/Liabilities	(0.1)%
Total	100.0%

The Leaders Equity Fund invested, as a percentage of net assets, in the following industries, as of November 30, 2011:

Consumer Discretionary	31.3%
Industrials	17.4%
Information Technology	16.2%
Health Care	14.0%
Consumer Staples	8.7%
Materials	4.5%
Utilities	2.9%
Energy	2.6%
Investment Companies	2.4%
Other Assets/Liabilities	0.0%
Total	100.0%

Performance Funds Trust
Expense Comparisons (Unaudited)

As a shareholder of the Performance Funds Trust, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and (2) ongoing costs, including management fees, distribution fees and other fund expenses.

This example is intended to help you understand your ongoing costs (in dollars) of investing in the Performance Funds Trust and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from June 1, 2011 through November 30, 2011.

Actual Returns

The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

	Beginning Account Value 6/1/11	Ending Account Value 11/30/11	Expenses Paid During Period* 6/1/11-11/30/11	Expense Ratio During Period** 6/1/11-11/30/11
The Money Market Fund — Institutional Class	$1,000.00	$1,000.20	$0.30	0.06%
The Money Market Fund — Class A	1,000.00	1,000.10	0.35	0.07%
The U.S. Treasury Money Market Fund — Institutional Class	1,000.00	1,000.10	0.05	0.01%
The Short Term Government Income Fund — Institutional Class	1,000.00	999.40	3.55	0.71%
The Short Term Government Income Fund — Class A	1,000.00	998.40	4.50	0.90%
The Intermediate Term Income Fund — Institutional Class	1,000.00	1,029.10	4.01	0.79%
The Intermediate Term Income Fund — Class A	1,000.00	1,028.20	4.97	0.98%
The Strategic Dividend Fund — Institutional Class	1,000.00	970.70	4.68	0.95%
The Strategic Dividend Fund — Class A	1,000.00	969.60	5.91	1.20%
The Large Cap Equity Fund — Institutional Class	1,000.00	962.00	5.20	1.06%
The Large Cap Equity Fund — Class A	1,000.00	960.40	6.22	1.27%
The Large Cap Equity Fund — Class B	1,000.00	956.90	9.88	2.02%
The Mid Cap Equity Fund — Institutional Class	1,000.00	912.60	5.64	1.18%
The Mid Cap Equity Fund — Class A	1,000.00	912.20	6.60	1.38%
The Mid Cap Equity Fund — Class B	1,000.00	908.20	10.16	2.13%
The Leaders Equity Fund — Institutional Class	1,000.00	857.90	5.81	1.25%
The Leaders Equity Fund — Class A	1,000.00	857.10	6.96	1.50%
The Leaders Equity Fund — Class B	1,000.00	853.70	10.43	2.25%

*	Expenses are equal to the average account value times the Fund’s annualized expense ratio multiplied by 183/366 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year).
**	Annualized.

Performance Funds Trust
Expense Comparisons (Unaudited) (continued)

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on each Performance Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that apear in the shareholder reports of other funds.

Please, note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 6/1/11	Ending Account Value 11/30/11	Expenses Paid During Period* 6/1/11-11/30/11	Expense Ratio During Period** 6/1/11-11/30/11
The Money Market Fund — Institutional Class	$1,000.00	$1,024.70	$0.30	0.06%
The Money Market Fund — Class A	1,000.00	1,024.65	0.35	0.07%
The U.S. Treasury Money Market Fund — Institutional Class	1,000.00	1,024.95	0.05	0.01%
The Short Term Government Income Fund — Institutional Class	1,000.00	1,021.45	3.59	0.71%
The Short Term Government Income Fund — Class A	1,000.00	1,020.50	4.55	0.90%
The Intermediate Term Income Fund — Institutional Class	1,000.00	1,021.05	3.99	0.79%
The Intermediate Term Income Fund — Class A	1,000.00	1,020.10	4.95	0.98%
The Strategic Dividend Fund — Institutional Class	1,000.00	1,020.25	4.80	0.95%
The Strategic Dividend Fund — Class A	1,000.00	1,019.00	6.06	1.20%
The Large Cap Equity Fund — Institutional Class	1,000.00	1,019.70	5.35	1.06%
The Large Cap Equity Fund — Class A	1,000.00	1,018.65	6.41	1.27%
The Large Cap Equity Fund — Class B	1,000.00	1,014.90	10.18	2.02%
The Mid Cap Equity Fund — Institutional Class	1,000.00	1,019.10	5.96	1.18%
The Mid Cap Equity Fund — Class A	1,000.00	1,018.10	6.96	1.38%
The Mid Cap Equity Fund — Class B	1,000.00	1,014.35	10.73	2.13%
The Leaders Equity Fund — Institutional Class	1,000.00	1,018.75	6.31	1.25%
The Leaders Equity Fund — Class A	1,000.00	1,017.50	7.57	1.50%
The Leaders Equity Fund — Class B	1,000.00	1,013.75	11.33	2.25%

*	Expenses are equal to the average account value times the Fund’s annualized expense ratio multiplied by 183/366 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year).
**	Annualized.

Performance Funds Trust
Other Information

A discussion of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling 1-800-PERFORM (737-3676) and (ii) on the Securities and Exchange Commission (“SEC”) website at www.sec.gov.

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent twelve months ended June 30 is available (i) without charge, upon request, by calling 1-800-PERFORM (737-3676) and (ii) on the SEC’s website at www.sec.gov.

The Funds file a complete list of their portfolio holdings (“Schedules of Portfolio Investments”) with the SEC for the first and third quarters of each fiscal year, periods ending August 31 and February 28, on Form N-Q. Schedules of Portfolio Investments are available without charge, upon request, by calling 1-800-PERFORM (737-3676); or by visiting the SEC’s website at www.sec.gov. You may also review or, for a fee, copy the Schedules of Portfolio Investments by visiting the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-202-551-8090.

Investment Advisor

Trustmark Investment Advisors, Inc.
1701 Lakeland Dr.
Jackson, Mississippi 39216

Administrator and Transfer Agent

Citi Fund Services, Inc.
3435 Stelzer Road
Columbus, Ohio 43219

Distributor

BHIL Distributors, Inc.
4041 N. High Street, Suite 402
Columbus, Ohio 43214

Custodian

Trustmark National Bank
248 East Capitol Street
Jackson, Mississippi 39201

Counsel

Drinker Biddle & Reath LLP
One Logan Square, Suite 2000
Philadelphia, Pennsylvania 19103-6996

Independent Registered Public Accounting Firm

KPMG LLP
191 W. Nationwide Blvd., Suite 500
Columbus, Ohio 43215

This report is for the information of the shareholders of the Performance Family of Mutual Funds. Its use in connection with any offering of the Trust’s shares is authorized only in case of a concurrent or prior delivery of the Trust’s current prospectus.

PRFSR 05/11

Performance Funds Trust
A Family of Mutual Funds

Semi-Annual Report
November 30, 2011

Shares of the Trust are not deposits or obligations of, or guaranteed or endorsed by, Trustmark National Bank, and are not insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency. Shares of the Trust involve investment risk, including possible loss of principal. Past performance is not indicative of future results.

Item 2. Code of Ethics.

Not applicable – only for annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable – only for annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable – only for annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Not applicable.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a)The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b)There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Not applicable - Only effective for annual reports.

(a)(2) Certifications pursuant to Rule 30a-2(a) are attached hereto.

(a)(3) Not applicable.

(b) Certifications pursuant to Rule 30a-2(b) are furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Performance Funds Trust

By (Signature and Title)*	/s/ Teresa F. Thornhill
Teresa F. Thornhill, President

Date       1/26/12

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Teresa F. Thornhill
Teresa F. Thornhill, President

Date       1/26/12

By (Signature and Title)*	/s/ Christopher E. Sabato
Christopher E. Sabato, Treasurer

Date       1/26/12

* Print the name and title of each signing officer under his or her signature.